     File No. 2-87885   CIK #732732
Securities and Exchange CommissionWashington, D. C. 20549
Post-Effective
Amendment No. 11
to
Form S-6


For Registration under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2

Kemper Tax-Exempt Insured Income Trust, Series A-7
Name and executive office address of Depositor:

EVEREN Unit Investment Trusts
(a division of EVEREN Securities, Inc.)
77 West Wacker - 29th Floor
Chicago, Illinois  60601
Name and complete address of agent for service:

Robert K. Burke
77 West Wacker - 29th Floor
Chicago, Illinois  60601



     ( X ) Check box if it is proposed that this filing will become effective at 2:00 p.m. on December 29, 1995 pursuant to paragraph (b) of Rule 485.





  KEMPER TAX-EXEMPT INSURED INCOME TRUST NATIONAL SERIES KEMPER
          DEFINED FUNDS INSURED NATIONAL SERIES PART ONE
The date of this Part One is that date which is set forth in Part

                     Two of the Prospectus
    Kemper Tax-Exempt Insured Income Trust and Kemper Defined Funds Insured National Series (the "Trusts" and each a "Trust") were formed for the purpose of gaining interest income free from Federal income taxes while conserving capital and diversifying risks by investing in an insured, fixed portfolio consisting of obligations issued by or on behalf of states of the United States

or   counties,   municipalities,   authorities   or   political


subdivisions thereof.
    Units of the Trust are not deposits or obligations of, or guaranteed by, any bank, and Units are not federally insured or otherwise protected by the Federal Deposit Insurance Corporation and involve investment risk including loss of principal.
    Insurance guaranteeing the scheduled payment of principal and interest on all of the Municipal Bonds in the portfolio listed in Part Two has been obtained from an independent company by either the Trust, the Sponsor or the issuer of the Municipal Bonds involved. Insurance obtained by the Sponsor or a Municipal Bond issuer is effective so long as such Bonds are outstanding. The insurance, in any case, does not relate to the Units offered hereby or to their market value. As a result of such insurance, the Units of the Trust received on the Date of Deposit a rating of "AAA" by Standard & Poor's Ratings Group ("Standard & Poor's")

or "Aaa" by Moody's Investors Service, Inc. See "Insurance on the Portfolios" and "Description of Securities Ratings." No representation is made as to any insurer's ability to meet its commitments.
    This Prospectus is in two parts. Read and retain both parts for future reference.
  SPONSOR: EVEREN UNIT INVESTMENT TRUSTS,a service of EVEREN
                        Securities, Inc.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                TABLE OF CONTENTS




                    PAGE
SUMMARY                           3
 The Trust                       3
 Insurance                       3
 Public Offering Price           4
 Interest and Principal Distributions  4
 Reinvestment                    4
 Estimated Current Return and Estimated Long-Term Return
   4
 Market for Units                5
 Risk Factors                    5
THE TRUST                         5
PORTFOLIOS                        6
 Risk Factors                    7
INSURANCE ON THE PORTFOLIOS       14
 Financial Guaranty Insurance Company  16
 AMBAC Indemnity Corporation     16
 Municipal Bond Investors Assurance Corporation  17
 Financial Security Assurance    17
 Capital Guaranty Insurance Company    19
DISTRIBUTION REINVESTMENT         20
INTEREST AND ESTIMATED LONG-TERM AND CURRENT RETURNS   21
TAX STATUS OF THE TRUST           21
PUBLIC OFFERING OF UNITS          26
 Public Offering Price           26
 Accrued Interest                28
 Purchased and Daily Accrued Interest  29
 Public Distribution of Units    30
 Profits of Sponsor              30
MARKET FOR UNITS                  31
REDEMPTION                        31
 Computation of Redemption Price 33
UNITHOLDERS                       33
 Ownership of Units              33
 Distributions to Unitholders    34
   Interest Distributions        34
   Principal Distributions       35
   Statement to Unitholders      35
 Rights of Unitholders           37
INVESTMENT SUPERVISION            37
ADMINISTRATION OF THE TRUST       38
 The Trustee                     38
 The Evaluator                   39
 Amendment and Termination       40
 Limitations on Liability        41
   The Sponsor                   41
   The Trustee                   41
   The Evaluator                 41
EXPENSES OF THE TRUST             41
THE SPONSOR                       43
LEGAL OPINIONS                    43
INDEPENDENT AUDITORS              43
DESCRIPTION OF MUNICIPAL BOND RATINGS   44
Essential Information*
Report of Independent Auditors*
Statement of Assets and Liabilities*
Statement of Operations*
Statement of Changes in Net Assets*
Schedule of Investments*
Notes to Schedules of Investments*
Notes to Financial Statements*

             KEMPER TAX-EXEMPT INSURED INCOME TRUST
          KEMPER DEFINED FUNDS INSURED NATIONAL SERIES
SUMMARY
    The Trust. Kemper Tax-Exempt Insured Income Trust and
Kemper Defined Funds Insured National Series (the "Trusts" and each a "Trust") are each a unit investment trust consisting of a number of diversified portfolios (the "Series"), each portfolio consisting of obligations ("Municipal Bonds," "Securities" or "Bonds") issued by or on behalf of states of the United States or counties, municipalities, authorities or political subdivisions thereof.
    The objective of each Series of the Trust is tax-exempt income and conservation of capital with diversification of risk through investment in an insured, fixed portfolio of Municipal Bonds. Interest on certain Municipal Bonds in certain of the Trusts will be a preference item for purposes of the alternative minimum tax. Accordingly, such Trusts may be appropriate only for investors who are not subject to the alternative minimum tax.

There is, of course, no guarantee that the Trusts' objective will be achieved.
    All of the Municipal Bonds in a Series of the Trust were rated in the category "BBB" or better by Standard & Poor's
Ratings Group ("Standard & Poor's") or "Baa" by Moody's Investors

Service, Inc. ("Moody's") on the date such Series was established

(the "Date of Deposit"). Ratings of the Municipal Bonds may have
changed  since  the  Date  of   Deposit.  See  "Description  of

Securities Ratings" herein and the "Schedule of Investments" in Part Two.
    The Units, each of which represents a pro rata undivided fractional interest in the Municipal Bonds deposited in the appropriate Series of the Trust, are issued and outstanding Units which have been reacquired by the Sponsor either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. No offering is being made on behalf of the Trust and any profit or loss realized on the sale of Units will accrue to the Sponsor and/or the firm reselling such Units.
    Insurance.  Insurance   guaranteeing   the  scheduled
payment of principal and interest on all of the Municipal Bonds in the portfolio of each Series of the Trust has been obtained by the Trust, the Sponsor or directly by the issuer from an independent insurance company. Series A through A-24 of the Kemper Tax-Exempt Insured Income Trust are insured by AMBAC Indemnity Corporation ("AMBAC Indemnity") and Series A-25 and subsequent Series of the Kemper Tax-Exempt Insured Income Trust and Kemper Defined Funds Insured National Series are insured by Financial Guaranty Insurance Company ("Financial Guaranty"), Municipal Bond Investor Assurance Corporation ("MBIA") or other insurers. Insurance obtained directly by the issuer may be from such companies or other insurers. See "Insurance on the

Portfolio" herein and "Schedule of Investments" in Part Two. Insurance obtained by the Trust remains in effect only while the insured Municipal Bonds are retained in the Trust, while insurance obtained by a Municipal Bond issuer is effective so long as such Bonds are outstanding. Pursuant to an irrevocable commitment of Financial Guaranty, in the event of a sale of any Bond from Series A-25 or subsequent Series of the Kemper Tax-Exempt Insured Income Trust covered under the Trust's insurance policy, the Trustee has the right to obtain permanent insurance for such Municipal Bond upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Municipal Bond. The insurance, in either case, does not relate to the Units offered hereby or to their market value. As a result of such insurance, the Units of each Series of the Trust received on the original Date of Deposit a rating of "AAA" from Standard & Poor's. See "Insurance on the Portfolio." No representation is  made  as  to  AMBAC  Indemnity's,  Financial
Guaranty's, MBIA's or any other insurer's ability to meet its commitments.
    Public Offering Price. The  Public Offering Price per
Unit of a Series of the Trust is equal to a pro rata share of the aggregate bid prices of the Municipal Bonds in such Series (plus or minus a pro rata share of cash, if any, in the Principal
Account, held or owned by the Series) plus Purchased Interest, if any, in the case of Kemper Defined Funds Insured National Series plus a sales charge shown under "Public Offering of Units." In addition, there will be added to each transaction an amount equal to the accrued interest from the last Record Date of such Series to the date of settlement (five business days after order)(such amount is referred to as Daily Accrued Interest in the case of Kemper Defined Funds Insured National Series). The sales charge is reduced on a graduated scale as indicated under "Public Offering of Units _ Public Offering Price."
    Interest and Principal Distributions. Distributions of the estimated annual interest income to be received by a Series of the Trust, after deduction of estimated expenses, will be made

monthly  unless   the   Unitholder  elects   to   receive  such

distributions quarterly or semi-annually. Distributions will be paid on the Distribution Dates to holders of record of such Series on the Record Dates set forth for the applicable option. See "Essential Information" in Part Two. The distribution of funds, if any, in the Principal Account of each Series, will be made semi-annually to Unitholders of Record on the appropriate dates. See "Essential Information" in Part Two. Unitholders of Kemper Defined Funds receive monthly distributions of interest and principal.
    Reinvestment. Distributions of interest and principal, including capital gains, if any, made by a Series of the Trust will be paid in cash unless a Unitholder elects to reinvest such distributions. See "Distribution Reinvestment."
    Estimated  Current  Return   and  Estimated  Long-Term
Return. The Estimated Current Return is calculated by dividing the estimated net annual interest income per Unit by the Public Offering Price of such Trust. The estimated net annual interest income per Unit will vary with changes in fees and expenses of such Trust and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the bid price of the underlying Securities and with changes in the Purchased Interest for Kemper Defined Funds Insured National Series; therefore, there is no assurance that the present Estimated Current Return will be realized in the future. Estimated Long-Term Return is calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with each Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Return will be realized in the future. Estimated Current Return and

Estimated Long-Term Return are expected to differ because the calculation of Estimated Long-Term Return reflects the estimated date and amount of principal returned while Estimated Current Return calculations include only net annual interest income and Public Offering Price.
   Market for Units. While under no obligation to do so, the Sponsor intends, subject to change at any time, to maintain a market for the Units of each Series of the Trust and to continuously offer to repurchase such Units at prices which are based on the aggregate bid side evaluation of the Municipal Bonds in such Series of the Trust. If such a market is not maintained and no other over-the-counter market is available, Unitholders will still be able to dispose of their Units through redemption by the Trustee at prices based upon the aggregate bid price of the Municipal Bonds in such Series of the Trust. See

"Redemption."
    Risk Factors. An investment in the Trusts should be made with an understanding of the risks associated therewith, including, among other factors, the inability of the issuer or an insurer to pay the principal of or interest on a bond when due, volatile interest rates, early call provisions, and changes to the tax status of the Municipal Bonds. See "Portfolios _ Risk Factors."
THE TRUST
    Each Series of the Trust is one of a series of unit investment trusts created by the Sponsor under the name Kemper Tax-Exempt Insured Income Trust or Kemper Defined Funds Insured National Series, all of which are similar, and each of which was created under the laws of the State of Missouri pursuant to a Trust Agreement* (the "Agreement"). EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc., acts as Sponsor and

Evaluator and Investors Fiduciary Trust Company acts as Trustee.
    The objectives of the Trust are tax-exempt income and conservation of capital with diversification of risk through investment in an insured, fixed portfolio of Municipal Bonds. Interest on certain Municipal Bonds in the Trusts will be a preference item for purposes of the alternative minimum tax. Accordingly, such Trusts may be appropriate only for the investors who are not subject to the alternative minimum tax. There is, of course, no guarantee that the Trusts' objectives will be achieved.
    A Series of the Trust may be an appropriate investment vehicle for investors who desire to participate in a portfolio of insured,  tax-exempt,  fixed  income  securities  with  greater diversification than they might be able to acquire individually. In addition, Municipal Bonds of the type deposited in the Trust are often not available in small amounts.
    Each Series of the Trust consists of an insured portfolio of interest bearing obligations issued by or on behalf of states of the United States or counties, municipalities, authorities or political subdivisions thereof the interest on which is, in the opinion of bond counsel to the issuing authorities, exempt from all Federal income taxes under existing law, but may be subject to state and local taxes. Proceeds from the maturity, redemption or sale of the Municipal Bonds in a Series of the Trust, unless used to pay for Units tendered for redemption, will be distributed to Unitholders of such Series and will not be utilized to purchase replacement or additional Municipal Bonds for the Series.
    The Units, each of which represents a pro rata undivided fractional interest in the principal amount of Municipal Bonds deposited in a Series of the Trust, are issued and outstanding Units which have been reacquired by the Sponsor either by purchase of Units tendered to the Trustee for redemption or by purchase in the open market. No offering is being made on behalf of the Trust or any Series thereof and any profit or loss realized on the sale of Units will accrue to the Sponsor and/or the firm reselling such Units. To the extent that Units of a Series of the Trust are redeemed, the principal amount of Municipal Bonds in such Series will be reduced and the undivided fractional interest represented by each outstanding Unit of the Series will increase. See "Redemption."
PORTFOLIOS
    In selecting the Municipal Bonds which comprise the portfolio of a Series of the Trust the following requirements, were deemed to be of primary importance: (a) a minimum rating of "BBB" by Standard & Poor's or "Baa" by Moody's Investors Service,

Inc. (see "Description of Securities Ratings"); (b) the price of the Municipal Bonds relative to other issues of similar quality and maturity; (c) the diversification of the Municipal Bonds as to purpose of issue; (d) the income to the Unitholders of the Series; (e) whether such Municipal Bonds were insured, or the availability and cost of insurance for the prompt payment of principal and interest, when due, on the Municipal Bonds; and
(f) the dates of maturity of the Municipal Bonds.
    Subsequent to the Date of Deposit, a Municipal Bond may cease to be rated or its rating may be reduced below the minimum required as of the Date of Deposit. Neither event requires the elimination of such investment from the portfolio, but may be considered in the Sponsor's determination to direct the Trustee to dispose of the investment. See "Investment Supervision" herein and "Schedule of Investments" in Part Two.
    The Sponsor may not alter the portfolio of a Series of the Trust, except that certain of the Municipal Bonds may be sold upon the happening of certain extraordinary circumstances. See "Investment Supervision."
    Certain Series of the Trust contain Municipal Bonds which may be subject to redemption prior to their stated maturity date
pursuant  to  sinking  fund   provisions,  call  provisions  or

extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. Accordingly, any such call, redemption, sale or maturity will reduce the size and diversity of such Series, and the net annual interest income of the Series and may reduce the Estimated Long-Term Returns and/or Estimated Current Return. See "Interest and Estimated Long-Term and Current Returns." Each Trust portfolio contains a listing of the sinking fund and call provisions, if any, with respect to each of the debt obligations.

Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of

Municipal Bonds or may require the mandatory redemption of Municipal Bonds include among others: a final determination that the interest on the Municipal Bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the Municipal Bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the Municipal Bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the

Municipal Bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the Municipal Bonds were made available to finance the project impossible or which
creates  unreasonable  burdens   or  which   imposes  excessive

liabilities, such as taxes not imposed on the date the Municipal
Bonds are issued on the issuer of the Municipal Bonds or the user of the proceeds of the Municipal Bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the Municipal Bonds; an overestimate of the costs of the project to be financed with proceeds of the Municipal Bonds resulting in excess proceeds of the Municipal Bonds which may be applied to redeem Municipal Bonds; or an underestimate of a source of funds securing the Municipal Bonds resulting in excess funds which may be applied to redeem Municipal Bonds. The Sponsor is unable to predict all of the circumstances which may result in such redemption of an issue of Municipal Bonds.
    The Sponsor and the Trustee shall not be liable in any way for any default, failure or defect in any Municipal Bond.
    Risk Factors. An investment in Units of a Series of the Trust should be made with an understanding of the risks which an investment in fixed rate debt obligations may entail, including the risk that the value of the portfolio and hence of the Units will decline with increases in interest rates. The value of the underlying Municipal Bonds will fluctuate inversely
with  changes  in   interest  rates.   The  uncertain  economic

conditions experienced in the past, together with the fiscal measures adopted to attempt to deal with them, have resulted in wide fluctuations in interest rates and, thus, in the value of fixed rate debt obligations generally and long term obligations in particular. The Sponsor cannot predict whether such fluctuations will continue in the future.
    Certain Series of the Trust contain Municipal Bonds which are general obligations of a governmental entity that are backed by the taxing power of such entity. All other Municipal Bonds in the Series of the Trust are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. There are, of course, variations in the security of the different Municipal Bonds in the Series of the Trust, both within a particular classification and between classifications, depending on numerous factors.
    Certain Series of the Trust contain Municipal Bonds which are obligations of issuers whose revenues are derived from services provided by hospitals and other health care facilities, including nursing homes. In view of this an investment in such
Series  should   be   made  with   an   understanding   of  the

characteristics of such issuers and the risks that such an investment may entail. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service will be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, economic developments in the service area, competition, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party payor programs, and government regulation. Federal legislation has been enacted which implemented a system of prospective Medicare reimbursement which may restrict the flow of revenues to hospitals and other facilities which are reimbursed for services provided under the Medicare program. Future legislation or changes in the areas noted above, among other things, would affect all hospitals to varying degrees and, accordingly, any adverse changes in these areas may adversely affect the ability of such issuers to make payment of principal and interest on Municipal Bonds held in such

Series. Such adverse changes also may adversely affect the ratings of the Municipal Bonds held in such Series of the Trust. Hospitals and other health care facilities are subject to claims and legal actions by patients and others in the ordinary course of business. Although these claims are generally covered by insurance, there can be no assurance that a claim will not exceed the insurance coverage of a health care facility or that insurance coverage will be available to a facility. In addition, a substantial increase in the cost of insurance could adversely affect the results of operations of a hospital or other health care facility. Certain hospital bonds may provide for redemption at par at any time upon the sale by the issuer of the hospital facilities to a non-affiliated entity or in other circumstances. For example, certain hospitals may have the right to call bonds at par if the hospital may legally be required because of the
bonds  to  perform   procedures  against   specified  religious

principles. Certain FHA-insured bonds may provide that all or a portion of those bonds, otherwise callable at a premium, can be called at par in certain circumstances. If a hospital defaults upon a bond obligation, the realization of Medicare and Medicaid receivables may be uncertain and, if the bond obligation is secured by the hospital facilities, legal restrictions on the ability to foreclose upon the facilities and the limited alternative uses to which a hospital can be put may reduce severely its collateral value.
    Certain Series of the Trust contain Municipal Bonds which are single family mortgage revenue bonds, which are issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these Municipal Bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such Municipal Bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. The redemption price of such issues may be more or less than the offering price of such Municipal Bonds. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period or, in some cases, from the sale by the Municipal Bond issuer of the mortgage loans. Failure of the originating financial institutions to make mortgage loans would be due principally to the interest rates on mortgage loans funded from other sources becoming competitive with the interest rates on the mortgage loans funded with the
proceeds  of   the  single   family  mortgage   revenue  bonds.

Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. Single family mortgage revenue bonds issued after December 31, 1980 were issued under Section 103A of the Internal Revenue Code, which Section contains certain ongoing requirements relating to the use of the proceeds of such Bonds in order for the interest on such Municipal Bonds to retain its tax-exempt status. In each case, the issuer of the Municipal Bonds has covenanted to comply with applicable ongoing requirements and bond counsel to such issuer has issued an opinion that the interest on the Municipal Bonds is

exempt  from  Federal  income  tax   under  existing  laws  and

regulations. There can be no assurances that the ongoing requirements will be met. The failure to meet these requirements could cause the interest on the Municipal Bonds to become taxable, possibly retroactively from the date of issuance.
    Certain Series of the Trust contain Municipal Bonds which are obligations of issuers whose revenues are primarily derived from mortgage loans to housing projects for low to moderate income families. The ability of such issuers to make debt service payments will be affected by events and conditions affecting financed projects, including, among other things, the achievement and maintenance of sufficient occupancy levels and adequate rental income, increases in taxes, employment and income conditions prevailing in local labor markets, utility costs and other operating expenses, the managerial ability of project managers, changes in laws and governmental regulations, the appropriation of subsidies and social and economic trends affecting the localities in which the projects are located. The occupancy of housing projects may be adversely affected by high rent levels and income limitations imposed under Federal and state programs. Like single family mortgage revenue bonds, multi-family mortgage revenue bonds are subject to redemption and call features, including extraordinary mandatory redemption features, upon prepayment, sale or non-origination of mortgage loans as well as upon the occurrence of other events. Certain issuers of single or multi-family housing bonds have considered various ways to redeem bonds they have issued prior to the stated

first redemption dates for such bonds. In connection with the housing Municipal Bonds held by the Trust, the Sponsor has not had any direct communications with any of the issuers thereof, but at the initial Date of Deposit it was not aware that any of the respective issuers of such Municipal Bonds were actively considering the redemption of such Municipal Bonds prior to their respective stated initial call dates. However, there can be no assurance that an issuer of a Municipal Bond in the Trust will not attempt to so redeem a Municipal Bond in the Trust.
    Certain Series of the Trust contain Municipal Bonds which are obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Water and sewerage bonds are generally payable from user fees. Problems faced by such issuers include the ability to obtain timely and adequate rate increases, a decline in population resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances. Issuers may have experienced these problems in varying degrees. Because of the relatively short history of solid waste disposal bond financing, there may be technological risks involved in the satisfactory construction or operation of the projects exceeding those associated with most

municipal   enterprise   projects.   Increasing   environmental


regulation  on  the  federal,  state  and  local  level  has  a

significant  impact   on  waste   disposal   facilities.  While

regulation requires more waste producers to use waste disposal facilities, it also imposes significant costs on the facilities. These costs include compliance with frequently changing and
complex  regulatory   requirements,  the   cost   of  obtaining

construction and operating permits, the cost of conforming to prescribed and changing equipment standards and required methods of operation and the cost of disposing of the waste residue that remains after the disposal process in an environmentally safe manner. In addition, waste disposal facilities frequently face substantial opposition by environmental groups and officials to their location and operation, to the possible adverse effects upon the public health and the environment that may be caused by wastes disposed of at the facilities and to alleged improper operating procedures. Waste disposal facilities benefit from laws which require waste to be disposed of in a certain manner but any relaxation of these laws could cause a decline in demand for the facilities' services. Finally, waste disposal facilities are concerned with many of the same issues facing utilities insofar as they derive revenues from the sale of energy to local power utilities.
    Certain Series of the Trust contain Municipal Bonds which are obligations of issuers whose revenues are primarily derived from the sale of electric energy or natural gas. Utilities are generally subject to extensive regulation by state utility commissions which, among other things, establish the rates which may be charged and the appropriate rate of return on an approved asset base. The problems faced by such issuers include the difficulty in obtaining approval for timely and adequate rate increases from the governing public utility commission, the
difficulty  in  financing  large   construction  programs,  the

limitations  on  operations  and  increased  costs  and  delays

attributable   to   environmental   considerations,   increased


competition, recent reductions in estimates of future demand for electricity in certain areas of the country, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. Issuers may have experienced these problems in varying degrees. In addition, Federal, state and municipal governmental authorities may from time to time review existing and impose additional regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of such Municipal Bonds to make payments of principal and/or interest on such Municipal Bonds. The ability of state and local joint action power agencies to make payments on bonds they have issued is dependent in large part on payments made to them pursuant to power supply or similar agreements. Courts in Washington and Idaho have held that certain agreements between the Washington Public Power Supply System ("WPPSS") and the WPPSS participants are unenforceable because the participants did not have the authority to enter into the agreements. While these decisions are not specifically applicable to agreements entered into by public entities in other states, they may cause a reexamination of the legal structure and economic viability of certain projects financed by joint action power agencies, which might exacerbate some of the problems referred to above and possibly lead to legal proceedings questioning the enforceability of agreements upon which payment of these bonds may depend.
    Certain Series of the Trust contain Municipal Bonds which are industrial revenue bonds ("IRBs"), including pollution control revenue bonds, which are tax-exempt securities issued by states, municipalities, public authorities or similar entities to finance the cost of acquiring, constructing or improving various industrial projects. These projects are usually operated by corporate entities. Issuers are obligated only to pay amounts due on the IRBs to the extent that funds are available from the unexpended proceeds of the IRBs or receipts or revenues of the issuer under an arrangement between the issuer and the corporate operator of a project. The arrangement may be in the form of a lease, installment sale agreement, conditional sale agreement or loan agreement, but in each case the payments to the issuer are designed to be sufficient to meet the payments of amounts due on the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from leveraged buy-outs or takeovers. The IRBs in the Series of the Trust may be subject to special or extraordinary redemption provisions which may provide for redemption at par or, with respect to original issue discount bonds, at issue price plus the amount of original issue discount accreted to the redemption date plus, if applicable, a premium. The Sponsor cannot predict the causes or likelihood of the redemption of IRBs or other Municipal Bonds in the Series of the Trust prior to the stated maturity of such Municipal Bonds.
    Certain Series of the Trust contain Municipal Bonds which are obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under  the  use  agreements.  The  air  transport  industry  is experiencing significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines are experiencing severe financial difficulties. The Sponsor cannot predict what effect these industry conditions may have on airport revenues which are dependent for payment on the financial condition of the airlines and their usage of the particular airport facility. Similarly, payment on Municipal Bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.
    Certain Series of the Trusts contain Municipal Bonds which are obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes, or for higher education systems, from tuition, dormitory revenues, grants and endorsements. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds in the Trusts. General problems relating to college and university obligations would include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuition and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding and new government legislation or regulations which may adversely affect the revenues or costs of such issuers. All of such issuers have been experiencing certain of these problems in varying degrees. In addition, the ability of universities and colleges to meet their obligations is dependent upon various factors, including the size and diversity of their sources of revenues, enrollment, reputation, management expertise, the availability and restrictions on the use of endowments and other funds, the quality and maintenance costs of campus facilities, and, in the case of public institutions, the financial condition of the relevant state or other governmental entity and its policies with respect to education. The institution's ability to maintain enrollment levels will depend on such factors as tuition costs, geographic location, geographic diversity and quality of student body, quality of the faculty and the diversity of program offerings.
    Certain Series of the Trust contain Municipal Bonds which are Urban Redevelopment Bonds ("URBs"). URBs have generally been issued under bond resolutions pursuant to which the revenues and receipts payable under the arrangements with the operator of a particular project have been assigned and pledged to purchasers. In some cases, a mortgage on the underlying project may have been granted as security for the URBs. Regardless of the structure, payment of the URBs is solely dependent upon the creditworthiness of the operator of the project.
    Certain of the Municipal Bonds in the Trust may be lease revenue bonds whose revenues are derived from lease payments made by a municipality or other political subdivision which is leasing equipment or property for use in its operation. The risks associated with owning Municipal Bonds of this nature include the possibility that appropriation of funds for a particular project or equipment may be discontinued. The Sponsor cannot predict the likelihood of nonappropriation of funds for these types of lease revenue Municipal Bonds.
    Certain Series of the Trust contain "zero coupon" bonds, i.e., an original issue discount bond that does not provide for the payment of current interest. Zero coupon bonds are purchased at a deep discount because the buyer receives only the right to receive a final payment at the maturity of the bond and does not receive any periodic interest payments. The effect of owning deep discount bonds which do not make current interest payments (such as the zero coupon bonds) is that a fixed yield is earned not only on the original investment but also, in effect, on all discount earned during the life of such obligation. This implicit reinvestment of earnings at the same rate eliminates the risk of being unable to reinvest the income on such obligation at a rate as high as the implicit yield on the discount obligation, but at the same time eliminates the holder's ability to reinvest at higher rates in the future. For this reason, zero coupon bonds are subject to substantially greater price fluctuations during periods of changing market interest rates than are securities of comparable quality which pay interest currently. For the Federal tax consequences of original issue discount bonds such as the zero coupon bonds, see "Tax Status of the Trust."
    Investors should be aware that many of the Municipal Bonds in the Series of the Trust are subject to continuing requirements such as the actual use of Municipal Bond proceeds or manner of operation of the project financed from Municipal Bond proceeds that may affect the exemption of interest on such Municipal Bonds from Federal income taxation. Although at the time of issuance of each of the Municipal Bonds in the Series of the Trust an opinion of bond counsel was rendered as to the exemption of interest on such obligations from Federal income taxation, there can be no assurance that the respective issuer or other obligors
on  such  obligations  will   fulfill  the  various  continuing

requirements established upon issuance of the Municipal Bonds. A
failure  to  comply   with  such   requirements  may   cause  a

determination that interest on such obligations is subject to Federal income taxation, perhaps even retroactively from the date of issuance of such Municipal Bonds, thereby reducing the value
of  the   Municipal   Bonds  and   subjecting   Unitholders  to

unanticipated tax liabilities.
    Federal bankruptcy statutes relating to the adjustment of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material and adverse

modification  or  alteration  of  the   rights  of  holders  of

obligations issued by such subdivisions or authorities.
    Certain issues of the Municipal Bonds in some Series of the Trust represent "moral obligations" of a governmental entity other than the issuer. In the event that the issuer of the Municipal Bond defaults in the repayment thereof, such other governmental entity lawfully may, but is not obligated to, discharge the obligation of the issuer to repay such Municipal Bond. If an issuer of moral obligation bonds is unable to meet its obligations, the repayment of such Municipal Bonds becomes a moral commitment but not a legal obligation of the state or municipality in question. Even though the state may be called on to restore any deficits in capital reserve funds of the agencies or authorities which issued the bonds, any restoration generally requires appropriation by the State legislature and accordingly does not constitute a legally enforceable obligation or debt of the state. The agencies or authorities generally have no taxing power.
    To the best of the Sponsor's knowledge, as of the Date of Deposit for each Trust, there is no litigation pending with respect to any Municipal Bond which might reasonably be expected to have a material adverse effect on the Trust or any Series thereof. Although the Sponsor is unable to predict whether any litigation may be instituted, or if instituted, whether such litigation might have a material adverse effect on the Trust or any Series, the Trust received copies of the opinions of bond counsel given to the issuing authorities at the time of original delivery of each of the Municipal Bonds to the effect that the Municipal Bonds had been validly issued and that the interest thereon is exempt from Federal income taxes.
INSURANCE ON THE PORTFOLIOS
    All Municipal Bonds in the portfolios of each Series of the Trust are insured as to payment of interest and principal, when due, either by a policy obtained by the Trust, the Sponsor or by the Bond issuer. Series A through A-24 of the Kemper Tax-Exempt Insured Income Trust are insured by AMBAC Indemnity and

Series A-25 and subsequent Series of the Kemper Tax-Exempt
Insured
Income Trust and Kemper Defined Funds Insured National Series are

insured by Financial Guaranty, MBIA and other insurers. The insurance policy obtained by the Trust for a Series is non-cancelable and will continue in force so long as such Series of the Trust is in existence, the insurer and/or the reinsures referred to below remain in business and the Municipal Bonds described in the policy continue to be held in such Series of the

Trust. The premium for any insurance policy or policies obtained by an issuer of Municipal Bonds has been paid in advance by such issuer and any such policy or policies are non-cancelable and will remain in force so long as the Municipal Bonds so insured are outstanding and the insurer and/or insurers referred to below remain in business. In those instances where Municipal Bond insurance is obtained by the Sponsor or the issuer directly from an insurer, no premiums for insurance are paid by the Trust and such bonds are not covered by the Trust's policy. Non-payment of premiums on the policy obtained by the Trust will not result in the cancellation of such insurance but will force the insurer to take action against the Trustee to recover premium payments due it. Premium rates for each issue of Municipal Bonds protected by the policy obtained by the Trust are fixed for the life of the appropriate Series of the Trust.
    The aforementioned insurance guarantees the scheduled payment of principal and interest on all of the Municipal Bonds as they fall due. It does not guarantee the market value of the Municipal Bonds or the value of the Units of a Series of the Trust. The insurance obtained by the Trust is only effective as to Municipal Bonds owned by and held in a Series of the Trust and the price which an individual pays on acquisition of Units, or receives on redemption or resale of Units, does not, except as indicated below, include any element of value for the insurance obtained by the Trust. Unitholders should recognize that in order to receive any benefit from the portfolio insurance obtained by the Trust they must be owners of the Units of a Series of the Trust at the time the Trustee becomes entitled to receive any payment from the insurer for such Series. Insurance obtained by the issuer of a Municipal Bond is effective so long as the Municipal Bond is outstanding, whether or not held by a Series of the Trust.
    Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, upon the sale of a Municipal Bond from Series A-25 (or any subsequent Series) of the Kemper Tax-Exempt Insured Income Trust or Kemper Defined Funds Insured National Series covered under the Trust's insurance policy, has the right to obtain permanent insurance (the "Permanent Insurance") with respect to such Municipal Bond (i.e., insurance to the maturity of the Municipal Bond regardless of the identity of the holder thereof) upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Municipal Bond. Accordingly, every Municipal Bond in Series A-25 (or subsequent Series) of the Kemper Tax-Exempt Insured Income Trust or Kemper Defined Funds Insured National Series is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain Permanent Insurance with respect to Municipal

Bonds in such Series only if upon such exercise the Trust would receive net proceeds (i.e., the value of such Municipal Bond if sold as an insured Municipal Bond less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Municipal Bond was sold on an uninsured basis. The insurance premium with respect to each Municipal Bond is determined based upon the insurability of each Municipal Bond as of the Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Municipal Bond's issuer.
    Insurance obtained by the Trust, under normal circumstances, has no effect on the price or redemption value of Units. It is the present intention of the Evaluator to attribute a value to such insurance for the purpose of computing the price or redemption value of Units only in circumstances where the credit quality of an underlying Municipal Bond has significantly deteriorated. Insurance obtained by the issuer of a Municipal Bond is effective so long as such Municipal Bond is outstanding. Therefore, any such insurance may be considered to represent an element of market value in regard to the Municipal Bonds thus insured, but the exact effect, if any, of this insurance on such market value cannot be predicted.
    The value to be added to such Municipal Bonds shall be an amount equal to the excess, if any, by which the net proceeds realized from the sale of the Municipal Bonds on an insured basis exceeds the sum of (i) the net proceeds realizable from the sale of the Municipal Bonds on an uninsured basis plus (ii) in the case of Series A-25 and subsequent Series of the Kemper

Tax-Exempt Insured Income Trust or Kemper Defined Funds Insured National Series the premium attributable to the Permanent Insurance. The portfolio insurance obtained by the Trust from AMBAC Indemnity for Series A through A-24 of the Kemper

Tax-Exempt Insured Income Trust is applicable only while the Municipal Bonds remain in the Trust's portfolio. Consequently, the price received by the Trust upon the disposition of any such Municipal Bond will reflect a value placed upon it by the market as an uninsured obligation rather than a value resulting from the insurance. Due to this fact, the Sponsor will not direct the Trustee to dispose of Municipal Bonds in Series A through A-24 of the Kemper Tax-Exempt Insured Income Trust which are in default or imminent danger of default but to retain such Municipal Bonds in the portfolio so that if a default in the payment of interest or principal occurs the Trust may realize the benefits of the insurance.
    The Sponsor will instruct the Trustee not to sell Municipal Bonds from Series A-25 or subsequent Series of the Kemper Tax-Exempt Insured Income Trust or Kemper Defined Funds Insured National Series to effect redemptions or for any reason but rather to retain them in the portfolio unless value attributable to the Permanent Insurance can be realized upon sale. See "Investment Supervision."
    Financial  Guaranty   Insurance   Company.  Financial
Guaranty is a wholly-owned subsidiary of FGIC Corporation (the "Corporation"), a Delaware holding company. The Corporation is a wholly-owned subsidiary is General Electric Capital Corporation ("GECC"). Neither the Corporation nor GECC is obligated to pay the debt of or the claims against Financial Guaranty. Financial Guaranty is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department. As of September 30, 1994, the total capital and surplus of Financial Guaranty was approximately $871,000,000. Copies of Financial Guaranty's financial statements, prepared on the basis of statutory accounting principles, and the Corporation's financial
statements,  prepared  on  the   basis  of  generally  accepted

accounting principles, may be obtained  by writing to Financial
Guaranty at 115 Broadway, New  York, New York 10006, Attention:
Communications  Department  or  to   the  New  State  Insurance

Department at 160 West Broadway, 18th Floor, New York, New York 10013, Attention: Property Companies Bureau (telephone number
(212) 621-0389). Financial Guaranty's telephone number is (212)
312-3000.
    In addition, Financial Guaranty Insurance Company is currently authorized to write insurance in all 50 states and the District of Columbia.
    The information relating to Financial Guaranty contained above has been furnished by such corporation. The financial information contained herein with respect to such corporation is unaudited but appears in reports or other materials filed with state insurance regulatory authorities and is subject to audit and review by such authorities. No representation is made herein as to the accuracy or adequacy of such information or as to the
absence  of  material  adverse   changes  in  such  information

subsequent to the date thereof but the Sponsor is not aware that the information herein is inaccurate or incomplete.
    AMBAC   Indemnity   Corporation.    AMBAC   Indemnity
Corporation ("AMBAC") is a Wisconsin-domiciled stock insurance company, regulated by the office of Commissioner of Insurance of Wisconsin, and licensed to do business in 50 states, the District of Columbia and the Commonwealth of Puerto Rico, with admitted assets (unaudited) of approximately $1,936,000,000 and statutory capital (unaudited) of approximately $1,096,000,000 as of

September 30, 1993. Statutory capital consists of statutory contingency reserve and policyholders' surplus. AMBAC Indemnity is a wholly-owned subsidiary of AMBAC Inc., a 100% publicly held company. Moody's Investors Service, Inc. and Standard & Poor's Corporation have both assigned a AAA claims-paying ability rating to AMBAC. Copies of AMBAC's financial statements prepared in accordance with statutory accounting standards are available from

AMBAC. The address of AMBAC's administrative offices and its telephone number are One State Street Plaza, 17 Floor, New York, New York 10004 and (212) 668-0340. AMBAC has entered into quota share reinsurance agreements under which a percentage of the insurance underwritten pursuant to certain municipal bank insurance programs  of AMBAC  Indemnity  has been  and  will be assumed by  a  number  of  foreign  and  domestic  unaffiliated reinsures.
    Municipal  Bond   Investors   Assurance  Corporation.
Municipal   Bond   Investors   Assurance   Corporation   ("MBIA


Corporation") is the principal operating subsidiary of MBIA, Inc., a New York Stock Exchange listed Company. MBIA, Inc. is obligated to pay the debts of or claims against MBIA Corporation.

MBIA Corporation, which commenced municipal bond insurance operations on January 5, 1987, is a limited liability corporation rather than a several liability association. MBIA Corporation is domiciled in the State of New York and licensed to do business in all 50 states, the District of Columbia and the Commonwealth of Puerto Rico.
    As of September 30, 1994 MBIA Corporation had admitted assets of $3.3 billion (unaudited), total liabilities of $2.2 billion (unaudited), and total capital and surplus of $1.1 billion (unaudited) prepared in accordance with statutory accounting  practices  prescribed  or  permitted  by  insurance

regulatory  authorities.  Standard  &   Poor's  has  rated  the

claims-paying  ability   of   MBIA   "AAA."   Copies   of  MBIA

Corporation's financial statements prepared  in accordance with
statutory  accounting   practices  are   available   from  MBIA

Corporation. The address of MBIA Corporation is 113 King Street, Armonk, New York 10504.
    Effective December 31, 1993, MBIA Inc. acquired Bond Investors Group, Inc. On January 5, 1990, the Insurer acquired all of the outstanding stock of Bond Investors Group, Inc., the parent of BIG, now known as MBIA Insurance Corp. of Illinois. Through a reinsurance agreement, BIG has ceded all of its net insured risks, as well as its unearned premium and contingency reserves, to the Insurer and the Insurer has reinsured BIG's net outstanding exposure.
    Moody's Investors Service rates all bonds issues insured by MBIA "Aaa" and short-term loans "MIG1," both designated to be of the highest quality. Standard & Poor's rates all new issues insured by MBIA "AAA."
    Financial  Security  Assurance.   Financial  Security
Assurance ("Financial Security" or "FSA") is a monoline insurance company incorporated on March 16, 1984 under the laws of the State of New York. The operations of Financial Security commenced on July 25, 1985, and Financial Security received its
New  York  State  insurance   license  on  September 23,  1985.

Financial Security and its two wholly owned subsidiaries are licensed to engage in financial guaranty insurance business in 49 states, the District of Columbia and Puerto Rico.
    Financial  Security  and  its   subsidiaries  are  engaged
exclusively in the business of writing financial guaranty insurance, principally in respect of asset-backed and other collateralized securities offered in domestic and foreign markets. Financial Security and its subsidiaries also write financial guaranty insurance in respect of municipal and other obligations and reinsure financial guaranty insurance policies written by other leading insurance companies. In general, financial guaranty insurance consists of the issuance of a guaranty of scheduled payments of an issuer's securities, thereby enhancing the credit rating of these securities, in consideration for payment of a premium to the insurer.
    Financial Security is 91.6% owned by U S West, Inc., and 8.4% owned by Tokio Marine and Fire Insurance Co., Ltd. ("Tokio Marine"). Neither U S West, Inc. nor Tokio Marine is obligated to pay the debts of or the claims against Financial Security. Financial Security is domiciled in the State of New York and is subject to regulation by the State of New York Insurance Department.
    As of March 31, 1993 the total policyholders' surplus and contingency reserves and the total unearned premium reserve, respectively, of Financial Security and its consolidated subsidiaries were,  in  accordance  with  statutory  accounting
principles,   approximately   $479,110,000    (unaudited)   and


$220,078,000 (unaudited), and the total shareholders' equity and the unearned premium reserve, respectively of Financial Security and its consolidated subsidiaries were, in accordance with
generally   accepted   accounting   principles,   approximately


$628,119,000 (unaudited) and $202,493,000 (unaudited).
    Copies of Financial Security's financial statements may be obtained by writing of Financial Security at 350 Park Avenue, New

York, New York 10022, attention Communications Department. Financial Security's and its telephone number is (212) 826-0100.
    Pursuant to an intercompany agreement, liabilities on financial guaranty insurance written by Financial Security or either of its subsidiaries are reinsured among such companies at an agreed-upon percentage substantially proportional to their respective capital, surplus and reserves, subject to applicable statutory risk limitations. In addition, Financial Security reinsures a portion of its liabilities under certain of its financial guaranty insurance policies with unaffiliated reinsures

under   various    quota    share    treaties    and    on    a


transaction-by-transaction basis. Such reinsurance is utilized by Financial Security as a risk management device and to comply with certain statutory and rating agency requirements; it does not alter or limit Financial Security's obligations under any financial guaranty insurance policy.
    Financial Security's claims-paying ability is rated "Aaa" by Moody's Investors Service, Inc., and "AAA" by Standard & Poor's, Nippon Investors Service Inc., Duff & Phelps Inc. and Australian Ratings Pty. Ltd. Such ratings reflect only the views of the respective rating agencies, are not recommendations to buy, sell or hold securities and are subject to revision or withdrawal at any time by such rating agencies.
    Capital Guaranty Insurance Company. Capital Guaranty Insurance Company ("Capital Guaranty" or "CGIC") is a "Aaa/AAA" rated monoline stock insurance company incorporated in the State of Maryland, and is a wholly owned subsidiary of Capital Guaranty

Corporation, a  Maryland  insurance  holding  company.  Capital
Guaranty Corporation is a publicly owned company whose shares are traded on the New York Stock Exchange.
    Capital Guaranty Corporation is authorized to provide insurance in all 50 states, the District of Columbia, the Commonwealth of Puerto Rico, Guam and the U.S. Virgin Islands. Capital Guaranty focuses on insuring municipal securities and provides policies which guaranty the timely payment of principal and interest when due for payment on new issue and secondary market issue municipal bond transactions. Capital Guaranty's claims-paying ability is rated "Triple-A" by both Moody's and Standard & Poor's.
    As of December 31, 1994, Capital Guaranty had $15.7 billion in net exposure outstanding (excluding defeased issues). The total statutory policyholders' surplus and contingency reserve of

Capital Guaranty was $196,529,000 and the total admitted assets were $303,723,316 as reported to the Insurance Department of the State of Maryland as of December 31, 1994.
    Financial statements for Capital Guaranty Insurance Company, that have been prepared in accordance with statutory insurance accounting standards, are available upon request. The address of Capital Guaranty's headquarters is Steuart Tower, 22nd Floor, One

Market Plaza, San Francisco, CA 94105-1413 and the telephone number is (415) 955-8000.
    In order to be in a Series of the Trust, Municipal Bonds must be insured by the issuer thereof or be eligible for the insurance obtained by the Series of the Trust. In determining eligibility, the company insuring the portfolio has applied its own standards which correspond generally to the standards it normally uses in establishing the insurability of new issues of municipal bonds and which are not necessarily the criteria used in regard to the selection of Municipal Bonds by the Sponsor. To the extent the standards of the insurer are more restrictive than those of the Sponsor, the previously stated Trust investment criteria have been limited.
    On the date shown under "Essential Information" in Part Two, the Estimated Long-Term and Current Returns per Unit for the Trust, after payment of the insurance premium, if any, were as indicated. The Estimated Long-Term and Current Returns per Unit for a trust with an identical portfolio without the insurance obtained by the Trust would have been higher on such date.
    An objective of the portfolio insurance obtained by the Trust is to obtain a higher yield on the portfolio of the Series of the Trust than would be available if all the Municipal Bonds in such portfolio had Standard & Poor's "AAA" rating and/or Moody's "Aaa" rating(s), while having the protection of insurance of prompt payment of interest and principal, when due, on the Municipal Bonds. There is, of course, no certainty that this result will be achieved. Municipal Bonds in a Series of the Trust which have been insured by the issuer (all of which are rated "AAA" by Standard & Poor's and/or "Aaa" by Moody's) may or may not have a higher yield than uninsured bonds rated "AAA" by Standard & Poor's or "Aaa" by Moody's. In selecting such Municipal Bonds for the portfolio, the Sponsor has applied the criteria described above.
    In the event of nonpayment of interest or principal, when due, in respect of a Municipal Bond, the appropriate insurer shall make such payment not later than 30 days after it has been notified that such nonpayment has occurred or is threatened (but not earlier than the date such payment is due). The insurer, as regards any payment it may make, will succeed to the rights of the Trustee in respect thereof.
    The Internal Revenue Service has issued a letter ruling which holds, in effect, that insurance proceeds representing maturity interest on defaulted municipal obligations paid to municipal bond funds substantially similar to the Trust, under policy provisions substantially identical to the policies described herein, will be excludable from Federal gross income under Section 103(a)(1) of the Internal Revenue Code. Holders of Units in the Trust should discuss with their tax advisers the degree of reliance which they may place on this letter ruling. Furthermore, Chapman and Cutler, Counsel for the Sponsor, have given an opinion to the effect that such payment of proceeds would be excludable from Federal gross income to the same extent that such interest would have been so excludable if paid by the issuer of the defaulted obligations. See "Tax Status of the Trust."
DISTRIBUTION REINVESTMENT
    Each Unitholder of a Trust Fund may elect to have distributions of principal (including capital gains, if any) or interest or both automatically invested without charge in shares of any mutual fund registered in such Unitholder's state of residence which is underwritten or advised by Kemper Financial Services, Inc., (the "Kemper
Funds"), other than those Kemper Funds sold with a contingent deferred sales charge. Since the portfolio securities and
investment  objectives   of  such   Kemper  Funds   may  differ

significantly from that of the Trust Funds, Unitholders should carefully consider the consequences, including the fact that distributions from such Kemper Funds may be taxable, before selecting such Kemper Funds for reinvestment. Detailed information with respect to the investment objectives and the management of the Funds is contained in their respective prospectuses, which can be obtained from and appropriate Trust Fund Underwriter upon request. An investor should read the prospectus of the reinvestment fund selected prior to making the election to reinvest. Unitholders who desire to have such distributions automatically reinvested should inform their broker at the time of purchase or should file with the Program Agent referred to below a written notice of election.
    Unitholders who are receiving distributions in cash may elect to participate in distribution reinvestment by filing with the Program Agent an election to have such distributions reinvested without charge. Such election must be received by the Program Agent at least ten days prior to the Record Date applicable to any distribution in order to be in effect for such Record Date. Any such election shall remaining effect until a subsequent notice is received by the Program Agent (See

"Distributions to Unitholders").
    The Program Agent is Investors Fiduciary Trust Company. All inquiries concerning participation in distribution reinvestment should be directed to the Program Agent at P.O. Box 419430, Kansas City, Missouri 64173-0216, telephone (816) 474-8786. INTEREST AND ESTIMATED LONG-TERM AND CURRENT RETURNS
    As of the opening of business on the date indicated therein, the Estimated Current Returns, if applicable, and the Estimated Long-Term Returns for the Trust were as set forth under
"Essential  Information"  in   Part Two  of   this  Prospectus.

Estimated  Current  Returns  are  calculated  by  dividing  the estimated net  annual interest  income per  Unit by  the Public
Offering Price. The estimated net annual interest income per Unit will vary with changes in fees and expenses of the Trust and with the principal prepayment, redemption, maturity, exchange or sale of Securities while the Public Offering Price will vary with changes in the offering price of the underlying Securities and with changes in Purchased Interest for Kemper Defined Funds; therefore, there is no assurance that the present Estimated Current Returns will be realized in the future. Estimated Long-Term Returns are calculated using a formula which (1) takes into consideration, and determines and factors in the relative weightings of, the market values, yields (which takes into account the amortization of premiums and the accretion of discounts) and estimated retirements of all of the Securities in the Trust and (2) takes into account the expenses and sales charge associated with the Trust Unit. Since the market values and estimated retirements of the Securities and the expenses of the Trust will change, there is no assurance that the present Estimated Long-Term Returns will be realized in the future. Estimated Current Returns and Estimated Long-Term Returns are expected to differ because the calculation of Estimated Long-Term

Returns reflects the estimated date and amount of principal returned while Estimated Current Returns calculations include only net annual interest income and Public Offering Price.
TAX STATUS OF THE TRUST
    All Municipal Bonds in the Trust were accompanied by copies of opinions of bond counsel given to the issuers thereof at the time of original delivery of the Municipal Bonds to the effect that the interest thereon is exempt from all Federal income taxes. In connection with the offering of Units of the Trust Funds, neither the Sponsor, the Trustee, the auditors nor their respective counsel have made any review of the proceedings relating to the issuance of the Municipal Bonds or the basis for such opinions. Gain realized on the sale or redemption of the Municipal Bonds by the Trustee or of a Unit by a Unitholder is, however, includable in gross income for Federal income tax purposes. Such gain does not include any amounts received in respect of accrued interest or earned original issue discount. It should be noted that under recently enacted legislation described below that subjects accretion of market discount on tax-exempt bonds to taxation as ordinary income, gain realized on the sale or redemption of Municipal Bonds by the Trustee or of Units by a Unitholder that would have been treated as capital gain under prior law is treated as ordinary income to the extent it is attributable to accretion of market discount. Market discount can arise based on the price a Trust Fund pays for Municipal Bonds or the price a Unitholder pays for his or her Units. In addition, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds, when held by residents of the state in which the issuers of such bonds are located, from state income taxes and, where applicable, local income taxes.
    Neither the Sponsor, the Trustee, the Independent Auditors nor their respective counsel, have made any review of the proceedings relating to the issuance of the Municipal Bonds or the bases for such opinions. However, bond counsel to the issuing authorities rendered opinions as to the exemption of interest on such Bonds, when held by residents of the state in which the issuers of such bonds are located, from state income taxes and, where applicable, local income taxes.
    In the  opinion of  Chapman  and Cutler,  counsel  for the
Sponsor:
         Each series of the Trust is not an association taxable as a corporation for federal income tax purposes and interest and accrued original issue discount on Bonds which is excludable from gross income under the Internal Revenue Code of 1986 (the "Code") will retain its status when distributed to Unitholders, except to the extent such interest is subject to the alternative minimum tax, an additional tax on branches of foreign corporations and the environmental tax (the "Superfund Tax"), as noted below.
         Exemption of interest and accrued original issue discount on any Municipal Bonds for Federal income tax purposes does not necessarily result in tax-exemption under the laws of the several states as such laws vary with respect to the taxation of such securities and in many states all or part of such interest and accrued original issue discount may be subject to tax.
         Each Unitholder is considered to be the owner of a pro rata portion of each asset of the respective Series of the Trust in the proportion that the number of Units of such Trust held by him bears to the total number of Units outstanding of such Trust under subpart E, subchapter J of chapter 1 of the Code and will have a taxable event when such Trust disposes of a Bond, or when the Unitholder redeems or sells his Units. Unitholders must reduce the tax basis of their Units for their share of accrued interest received by a Trust, if any, on Bonds delivered after the Unitholders pay for their Units to the extent that such interest accrued on such Bonds during the period from the Unitholder's settlement date to the date such Bonds are delivered to a Trust and, consequently, such Unitholders may have an increase in taxable gain or reduction in capital loss upon the disposition of such Units. Gain or loss upon the sale or redemption of Units is measured by comparing the proceeds of such sale or redemption with the adjusted basis of the Units. If the Trustee disposes of Bonds (whether by sale, payment on maturity, redemption or otherwise), gain or loss is recognized to the Unitholder. The amount of any such gain or loss is measured by comparing the Unitholder's pro rata share of the total proceeds from such disposition with the Unitholder's basis for his or her fractional interest in the asset disposed of. In the case of a
    Unitholder  who  purchases   Units,  such   basis  (before
    adjustment for earned original issue discount and amortized bond premium, if any) is determined by apportioning the cost of the Units among each of the Trust's assets ratably according to value as of the date of acquisition of the Units. The basis of each Unit and of each Municipal Bond which was issued with original issue discount must be increased by the amount of the accrued original issue discount and the basis of each Unit and of the Unitholder's interest in each Municipal Bond which was acquired by such Unitholder at a premium must be reduced by the annual amortization of Municipal Bond premium. The tax cost reduction requirements of the Code relating to amortization of bond premium may, under some circumstances, result in the Unitholder realizing a taxable gain when his Units are sold or redeemed for an amount equal to his original cost.
         Any proceeds paid under individual insurance policies obtained by issuers of Bonds or under any insurance policies obtained by the Trust or the Sponsor which represent maturing interest on defaulted obligations held by the Trustee will be excludable from Federal gross income if, and to the same extent as, such interest would have been so excludable if paid in the normal course by the issuer of the defaulted obligations; provided that, at the time such policies are purchased, the amounts paid for such policies are reasonable, customary and consistent with the reasonable expectation that the issuer of the obligations, rather than the insurer, will pay debt service on the obligations. Sections 1288 and 1272 of the Internal Revenue Code of 1986
(the "Code") provide a complex set of rules governing the accrual of original issue discount. These rules provide that original issue discount accrues either on the basis of a constant compound interest rate or ratably over the term of the Municipal Bond, depending on the date the Municipal Bond was issued. In addition, special rules apply if the purchase price of a Municipal Bond exceeds the original issue price plus the amount of original issue discount which would have previously accrued based upon its issue price (its "adjusted issue price"). The application of these rules will also vary depending on the value of the Municipal Bond on the date a Unitholder acquires his Units, and the price the Unitholder pays for his Units. Investors with questions regarding these Code sections should consult with their tax advisers.
    "The Revenue Reconciliation Act of 1993" (the "Tax Act") subjects tax-exempt bonds to the market discount rules of the Code effective for bonds purchased after April 30, 1993. In general, market discount is the amount (if any) by which the stated redemption price at maturity exceeds an investor's purchase price (except to the extent that such difference, if any, is attributable to original issue discount not yet accrued) subject to a statutory "de minimis" rule. Market discount can arise based on the price a Trust pays for Municipal Bonds or the price a Unitholder pays for his or her Units. Under the Tax Act, accretion of market discount is taxable as ordinary income; under prior law the accretion had been treated as capital gain. Market discount that accretes while a Trust Fund holds a Municipal Bond would be recognized as ordinary income by the Unitholders when principal payments are received on the Municipal Bond, upon sale or at redemption (including early redemption), or upon sale or redemption of his or her Units, unless a Unitholder elects to include market discount in taxable income as it accrues. The market discount rules are complex and Unitholders should consult their tax advisers regarding these rules and their application.
    In the case of all Unitholders (both individuals and corporations), interest on all or certain Bonds held by certain Series of the Trusts may be treated as an item of tax preference
for  purposes  of   computing  the   alternative  minimum  tax.

Accordingly, investments in Units may subject Unitholders to (or result in increased liability under) the alternative minimum tax.

Due to the complexity of the alternative minimum tax, Unitholders are urged to consult their tax advisers regarding the impact, if any, of the alternative minimum tax.
    In the case of certain corporations, the alternative minimum tax and the Superfund Tax depend upon the corporation's alternative minimum taxable income, which is the corporation's taxable income with certain adjustments. One of the adjustment items used in computing the alternative minimum taxable income and the Superfund Tax of a corporation (other than an S Corporation, Regulated Investment Company, Real Estate Investment

Trust, or REMIC) is an amount equal to 75% of the excess of such corporation's "adjusted current earnings" over an amount equal to its alternative minimum taxable income (before such adjustment item and the alternative tax net operating loss deduction). "Adjusted current earnings" includes all tax-exempt interest, including interest on all of the Bonds in a Trust. Unitholders are urged to consult their tax advisers with respect to the particular tax consequences to them including the corporate alternative minimum tax, the Superfund Tax and the branch profits tax imposed by Section 884 of the Code.
    Counsel for the Sponsor has also advised that under Section 265 of the Code, interest on indebtedness incurred or continued to purchase or carry Units of a Trust is not deductible for Federal income tax purposes. The Internal Revenue Service has taken the position that such indebtedness need not be directly traceable to the purchase or carrying of Units (however, these rules generally do not apply to interest paid on indebtedness incurred to purchase or improve a personal residence). Also, under Section 265 of the Code, certain financial institutions that acquire units would generally not be able to deduct any of the interest expense attributable to ownership of such Units. Investors with questions regarding these issues should consult with their tax advisers.
    In the case of certain Municipal Bonds in certain Series of the Trust, the opinions of bond counsel indicate that interest on such  securities  received  by  a  "substantial  user"  of  the facilities being financed with the proceeds of these securities or persons related thereto, for periods while such securities are held by such a user or related person, will not be excludable from Federal gross income, although interest on such securities received by others would be excludable from Federal gross income.

"Substantial user" and "related person" are defined under U.S. Treasury Regulations. Any person who believes that he or she may be a "substantial user" or a "related person" as so defined should contact his or her tax adviser.
    In the case of corporations, the alternative tax rate applicable to long-term capital gains is 35% effective for long-term capital gains realized in taxable years beginning on or after January 1, 1993. For taxpayers other than corporations, net capital gains are subject to a maximum marginal stated tax rate of 28%. However, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed. Under the Code, taxpayers must disclose to the Internal Revenue Service the amount of tax-exempt interest earned during the year.
    Under existing law, the Trusts are not associations taxable as a corporation and the income of the Trusts will be treated as the income of the Unitholders under the income tax laws of the State of Missouri.
    All statements of law in the Prospectus concerning exclusion from gross income for Federal, state or other tax purposes are the opinions of counsel and are to be so construed.
    At the respective times of issuance of the Bonds, opinions relating to the validity thereof and to the exclusion of interest thereon from Federal gross income are rendered by bond counsel to the respective issuing authorities. Neither the Sponsor nor Chapman and Cutler has made any special review for the Trust
Funds of the proceedings relating to the issuance of the Bonds or of the basis for such opinions.
    Section 86 of the Code, in general, provides that fifty percent of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus fifty percent of the Social Security benefits received exceeds a "base amount." The base amount is $25,000 for unmarried taxpayers, $32,000 for married taxpayers filing a joint return and zero for married taxpayers  who do not live apart at all times during the taxable year and who file separate returns.
Modified  adjusted  gross  income   is  adjusted  gross  income

determined  without  regard  to   certain  otherwise  allowable

deductions and exclusions from gross income and by including tax-exempt interest. To the extent that Social Security benefits are includible in gross income, they will be treated as any other item of gross income.
    In addition, under the Tax Act, for taxable years beginning after December 31,1993, up to eighty-five percent of Social Security benefits are includible in gross income to the extent that the sum of "modified adjusted gross income" plus fifty percent of Social Security benefits received exceeds an "adjusted base amount." The adjusted base amount is $34,000 for married taxpayers, $44,000 for married taxpayers filing a joint return and zero for married taxpayers who do not live apart at all times during the taxable year and who file separate returns.
    Although tax-exempt interest is included in modified adjusted gross income solely for the purpose of determining what portion, if any, of Social Security benefits will be included in gross income, no tax-exempt interest, including that received from the Trust, will be subject to tax. A taxpayer whose adjusted gross income already exceeds the base amount or the adjusted base amount must include fifty percent or eighty-five percent, respectively of his Social Security benefits in gross income whether or not he receives any tax-exempt interest. A taxpayer whose modified adjusted gross income (after inclusion of tax-exempt interest) does not exceed the base amount need not include any Social Security benefits in gross income.
    The exemption of interest on state and local obligations for Federal income tax purposes discussed above does not necessarily result in exemption under the income or other tax laws of any state or city. The laws of the several states vary with respect to the taxation of such obligations.
PUBLIC OFFERING OF UNITS
    Public Offering Price.  Units of  each Series  of the
Trust are offered at the Public Offering Price, plus accrued interest to the expected settlement date (Daily Accrued Interest for Kemper Defined Funds). The Public Offering Price per Unit of a Series is equal to the aggregate bid side evaluation of the Municipal Bonds in the Series' portfolio (as determined pursuant to the terms of a contract with the Evaluator, by Muller Data Corporation, a non-affiliated firm regularly engaged in the
business  of  evaluating,  quoting   or  appraising  comparable

securities), plus or minus cash, if any, in the Principal Account, held or owned by the Series, divided by the number of outstanding Units of that Series of the Trust, plus Purchased Interest in the case of Kemper Defined Funds, plus the sales charge applicable. The sales charge is based upon the dollar weighted average maturity of the Trust and is determined in accordance with the table set forth below. Investors who purchase Units through brokers or dealers pursuant to a current management agreement which by contract or operation of law does not allow such broker or dealer to earn an additional commission (other than any fee or commission paid for maintenance of such investor's account under the management agreement) on such transactions may purchase such Units at the current Public Offering Price net of the applicable broker or dealer concession.

See "Public Distribution of Units" below. For purposes of this computation, Municipal Bonds will be deemed to mature on their expressed maturity dates unless: (a) the Municipal Bonds have been called for redemption or funds or securities have been placed in escrow to redeem them on an earlier call date, in which case such call date will be deemed to be the date upon which they mature; or (b) such Municipal Bonds are subject to a "mandatory tender," in which case such mandatory tender will be deemed to be the date upon which they mature. The effect of this method of sales charge computation will be that different sales charge rates will be applied to the Trust based upon the dollar weighted average maturity of such Trust's portfolio, in accordance with the following schedule:

                                   PERCENT OF          PERCENT
DOLLAR WEIGHTED                    PUBLIC              OF NET
AVERAGE YEARS                      OFFERING            AMOUNT
TO MATURITY                        PRICE               INVESTED
1 to 3.99 years                    2.00%               2.041%
4 to 7.99 years                    3.50                3.627
8 to 14.99 years                   4.50                4.712
15 or more years                   5.50                5.820

    The sales charge per Unit will be reduced as set forth below:

                        DOLLAR WEIGHTED AVERAGE YEARS TO
MATURITY*

                         4 to 7.99      8 to 14.99     15 or more
Amount of Investment          Sales Charge (% of Public Offering
Price)
$1,000 to $99,999        3.50%          4.50%          5.50%
$100,000 to $499,999     3.25           4.25           5.00
$500,000 to $999,999     3.00           4.00           4.50
$1,000,000 or more       2.75           3.75           4.00
-------------------

* If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the sales charge is 2% and 1.5% of the Public Offering Price for purchases of $1 to $249,999 and $250,000 or more, respectively.
    The reduced sales charge as shown on the preceding charts will apply to all purchases of Units on any one day by the same purchases from the same dealer, and for this purpose, purchases of Units of a Series of the Trust will be aggregated with concurrent purchases of Units of any other unit investment trust that may be offered by the Sponsor. Additionally, Units purchased in the name of a spouse or child (under 21) of such purchaser will be deemed to be additional purchases by such purchaser. The reduced sales charge will also be applicable to a trust or other fiduciary purchasing for a single trust estate or single fiduciary account.
    The Sponsor intends to permit officers, directors and employees of the Sponsor and Evaluator and, at the discretion of the Sponsor, registered representatives of selling firms to purchase Units of the Trusts without a sales charge, although a transaction processing fee may be imposed on such trades.
    The Public Offering Price on the date shown on the cover page of Part Two of the Prospectus or on any subsequent date will vary from the amounts stated under "Essential Information" in Part Two in accordance with fluctuations in the prices of the underlying Municipal Bonds. The aggregate bid side evaluation of the Municipal Bonds shall be determined (a) on the basis of current bid prices of the Municipal Bonds, (b) if bid prices are not available for any particular Municipal Bond, on the basis of current bid prices for comparable bonds, (c) by determining the value of the Municipal Bonds on the bid side of the market by appraisal, or (d) by any combination of the above. Except as described in "Insurance on the Portfolios" above, the Evaluator will not attribute any value to the insurance obtained by the Trust. On the other hand, the value of insurance obtained by an issuer of Municipal Bonds or by the Sponsor is reflected and included in the market value of such Municipal Bonds.
    In any case, the Evaluator will consider the ability of an insurer to meet its commitments under the Trust's insurance policy (if any). For example, if the Trust were to hold the Municipal Bonds of a municipality which had significantly deteriorated in credit quality, the Evaluator would first consider in its evaluation the market price of the Municipal Bonds at their lower credit rating. The Evaluator would also attribute a value to the insurance feature of the Municipal Bonds which would be equal to the difference between the market value of such Municipal Bonds and the market value of bonds of a similar nature which were of investment grade rating. It is the position of the Sponsor that this is a fair method of valuing insured Municipal Bonds and reflects a proper valuation method in accordance with the provisions of the Investment Company Act of 1940. For a description of the circumstances under which a full or partial suspension of the right of Unitholders to redeem their

Units may occur, see "Redemption."
    The foregoing evaluations and computations shall be made as of the Evaluation Time stated under "Essential Information" in Part Two, on each business day effective for all sales made during the preceding 24-hour period, and for purposes of resales and repurchases of Units.
    The interest on the Municipal Bonds in each Series of the Trust, less the estimated fees and expenses, is estimated to accrue in the annual amounts per Unit set forth under "Essential Information" in Part Two. The amount of net interest income which accrues per Unit may change as Municipal Bonds mature or are redeemed, exchanged or sold, or as the expenses of a Series of the Trust change or as the number of outstanding Units of such

Series changes.
    Payment for Units must be made on or before the fifth business day following purchase (the "settlement date"). A purchaser becomes the owner of Units on the settlement date. If a Unitholder desires to have certificates representing Units purchased, such certificates will be delivered as soon as possible following his written request therefor. For information with respect to redemption of Units purchased, but as to which certificates requested have not been received, see "Redemption" below.
    The  following  section  "Accrued   Interest"  applies  to
Unitholders of Kemper Tax-Exempt Insured Income Trust:
    Accrued Interest. Accrued Interest consists of two elements. The first arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the last day on which interest thereon was paid. Interest on Bonds in the Trust Funds is actually paid either monthly or semi-annually to the Trust Fund. However, interest on the Bonds in the Trust Funds is accounted for daily on an accrual basis. Because of this, a Trust Fund always has an amount of interest earned but not yet collected by the Trustee because of coupons that are not yet due. For this reason, the Public Offering Price of Units will have added to it the proportionate share of accrued and undistributed interest to the date of settlement.
    The Trustee will advance the amount of accrued interest as of the First Settlement Date and the same will be distributed to Sponsor. Such advance will be repaid to the Trustee through the first receipts of interest received on the Municipal Bonds. Consequently, the amount of accrued interest to be added to the Public Offering Price of Units will include only accrued interest arising after the First Settlement Date of a Trust Fund, less any distributions from the Interest Account subsequent to this First Settlement Date. Since the First Settlement Date is the date of settlement for anyone ordering Units on the Date of Deposit, no accrued interest will be added to the Public Offering Price of Units ordered on the Date of Deposit.
    The second element of accrued interest arises because of the structure of the Interest Account. The Trustee has no cash for distribution to Unitholders until it receives interest payments on the Bonds in a Trust Fund. The Trustee is obligated to provide its own funds, at times, in order to advance interest distributions. The Trustee will recover these advancements when such interest is received. Interest Account balances are established so that it will not be necessary on a regular basis for the Trustee to advance its own funds in connection with such interest distributions. The Interest Account balances are also structured so that there will generally be positive cash balances and since the funds held by the Trustee will be used by it to earn interest thereon, it benefits thereby (see "Expenses of the Trust").
    Accrued interest is computed as of the initial Record Date of the Trust Funds. On the date of the first distribution of interest to Unitholders after the First Settlement Date, the interest collected by the Trustee will be sufficient to repay its advances, to allow for accrued interest under the monthly, quarterly and semi-annual plans of distribution and to generate enough cash to commence distributions to Unitholders. If a Unitholder sells or redeems all or a portion of his Units or if the Bonds in a Trust Fund are sold or otherwise removed or if a Trust Fund is liquidated, he will receive at that time his proportionate share of the accrued interest computed to the settlement date in the case of sale or liquidation and to the of tender in the case of redemption in such Trust Fund.
    The following section "Purchased and Daily Accrued Interest" applies to Unitholders of Kemper Defined Funds Insured National
Series:
    Purchased and Daily Accrued Interest. Accrued interest consist of two elements. The first element arises as a result of accrued interest which is the accumulation of unpaid interest on a bond from the later of the last day on which interest thereon was paid or the date of original issuance of the bond. Interest on the coupon Bonds in the Trust fund is paid semi-annually to the Trust. A portion of the aggregate amount of such accrued interest on the Bonds in the Trust to the First Settlement Date of the Trust Units is the Purchased Interest. In an effort to reduce the amount of Purchased Interest which would otherwise have to be paid by Unitholders, the Trustee may advance a portion of the accrued interest to the Sponsor as the Unitholder of record as of the First Units in the Trust Fund is accounted for daily on an accrual basis (herein referred to as "Daily Accrued Interest"). Because of this, the Units always have an amount of interest earned but not yet paid or reserved for payment. For this reason, the Public Offering Price of Units will include the proportionate share of Daily Accrued Interest to the date of settlement.
    If a Unitholder sells or redeems all or a portion of his Units or if the bonds are sold or otherwise removed or if the Trust Fund is liquidated, he will receive at that time his proportionate share of the Purchase Interest and Daily Accrued Interest computed to the settlement date in the case of sale or liquidation and to the date of tender in the case of redemption in the Trust Fund.
    Public  Distribution  of   Units.  The   Sponsor  has
qualified Units for sale in all states. Units will be sold through dealers who are members of the National Association of Securities Dealers, Inc. and through others. Sales may be made to or through dealers at prices which represent discounts from the Public Offering Price as set forth in the table below. Certain commercial banks are making Units of the Trust available to their customers on an agency basis. A portion of the sales charge paid by their customers is retained by or remitted to the banks, in the amount shown in the table below. Under the Glass-Steagall Act, banks are prohibited from underwriting Trust Units; however, the Glass-Steagall Act does permit certain agency transactions and the banking regulators have indicated that these particular agency transactions are permitted under such Act. In addition, state securities laws on this issue may differ from the interpretations of Federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law.

                      DOLLAR WEIGHTED AVERAGE YEARS TO MATURITY*

                         4 to 7.99      8 to 14.99     15 or more
Amount of Investment          Discount per Unit (% of Public
Offering Price)
$1,000 to $99,999        2.00%          3.00%          4.00%
$100,000 to $499,999     1.75           2.75           3.50
$500,000 to $999,999     1.50           2.50           3.00
$1,000,000 or more       1.25           2.25           2.50
-----------------

* If the dollar weighted average maturity of a Trust is from 1 to 3.99 years, the concession or agency commission is 1.00% of the Public Offering Price.
    In addition to such discounts, the Sponsor may, from time to time, pay or allow an additional discount, in the form of cash or

other   compensation,    to   dealers    employing   registered


representatives who sell, during a specified time period, a minimum dollar amount of Units of the Trusts and other unit investment trusts underwritten by the Sponsor.
    The Sponsor reserves the right to change the levels of discounts at any time. The difference between the discount and the sales charge will be retained by the Sponsor.
    The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.
    Profits of Sponsor. The Sponsor will retain a portion of the sales charge on each Unit sold, representing the difference between the Public Offering Price of the Units and the discounts allowed to firms selling such Units. The Sponsor may realize additional profit or loss as a result of the possible change in the daily evaluation of the Municipal Bonds in the Trust, since the value of its inventory of Units may increase or decrease.
MARKET FOR UNITS
    While not obligated to do so, the Sponsor intends to, and certain of the Underwriters may, subject to change at any time, maintain a market for Units of each Series of the Trust offered hereby and to continuously offer to purchase said Units at prices, as determined by the Evaluator, based on the aggregate bid prices of the underlying Municipal Bonds of such Series,
together  with  accrued  interest  to   the  expected  date  of

settlement. Unitholders who wish to dispose of their Units should inquire of their broker or bank as to the current market price of the Units in order to determine whether there is in existence any price in excess of the Redemption Price and, if so, the amount thereof.
REDEMPTION
    A Unitholder who does not dispose of Units in the secondary market described above may cause their Units to be redeemed by the Trustee by making a written request to the Trustee, Investors

Fiduciary Trust Company, P.O. Box 419430, Kansas City, Missouri 64173-0216 and, in the case of Units evidenced by a certificate, by tendering such certificate to the Trustee, properly endorsed or accompanied by a written instrument or instruments of transfer in form satisfactory to the Trustee. Unitholders must sign the request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be redeemed. If the amount of the redemption is $25,000 or less and the proceeds are payable to the Unitholder(s)  of record  at the  address of  record, no signature guarantee is necessary  for redemptions by individual
account   owners    (including   joint    owners).   Additional


documentation may be requested, and a signature guarantee is always required, from corporations, executors, administrators, trustees, guardians or associations. The signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee. A certificate should only be sent by registered or certified mail for the protection of the Unitholder. Since tender of the certificate is required for redemption when one has been issued, Units represented by a certificate cannot be redeemed until the certificate representing such Units has been received by the purchaser.
    Redemption shall be made by the Trustee on the seventh calendar day following the day on which a tender for redemption is received, or if the seventh calendar day is not a business day, on the first business day prior thereto (the "Redemption Date"), by payment of cash equivalent to the Redemption Price for that Series of the Trust, determined as set forth below under "Computation of Redemption Price," as of the evaluation time stated under "Essential Information" in Part Two, next following such tender, multiplied by the number of Units being redeemed. Any Units redeemed shall be cancelled and any undivided fractional in the Trust Fund extinguished. The price received upon redemption might be more or less than the amount paid by the Unitholder depending on the value of the Municipal Bonds in the portfolio at the time of redemption. Any Units redeemed shall be cancelled and any undivided fractional interest in that Series of the Trust will be extinguished.
    Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder only when filing a tax return. Under normal circumstances the Trustee obtains the Unitholder's tax identification number from the selling broker. However, any time a Unitholder elects to tender Units for redemption, such Unitholder should make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.
    Any amounts paid on redemption representing interest shall be withdrawn from the Interest Account of such Series to the extent that funds are available for such purpose. All other amounts paid on redemption shall be withdrawn from the Principal Account of such Series. The Trustee is empowered to sell Municipal Bonds from the portfolio of a Series in order to make funds available for the redemption of Units of such Series. Such sale may be required when Municipal Bonds would not otherwise be sold and might result in lower prices than might otherwise be realized. To the extent Municipal Bonds are sold, the size and diversity of that Series of the Trust will be reduced.
    The Trustee is irrevocably authorized in its discretion, if an Underwriter does not elect to purchase any Units tendered for redemption, in lieu of redeeming such Units, to sell such Units in the over-the-counter market for the account of tendering Unitholders at prices which will return to such Unitholders amounts in cash, net after brokerage commissions, transfer taxes and other charges, equal to or in excess of the Redemption Price for such Units. In the event of any such sale, the Trustee shall pay the net proceeds thereof to the Unitholders on the day they would otherwise be entitled to receive payment of the Redemption Price.
    The right of redemption may be suspended and payment postponed (1) for any period during which the New York Stock Exchange is closed, other than customary weekend and holiday closings, or during which (as determined by the Securities and Exchange Commission) trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which disposal by the Trustee of Municipal Bonds is not reasonably practicable or it is not reasonably practicable to fairly determine the value of the underlying Municipal Bonds in accordance with the Trust Agreements; or (3) for such other period as the Securities and Exchange Commission may by order permit. Because insurance obtained by certain Series of the Trust terminates as to Bonds which are sold by the Trustee and because the insurance obtained by such Series of the Trust does not have a realizable cash value which can be used by the Trustee to meet redemptions of Units, under certain circumstances the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units if a significant portion of the

Bonds in the portfolio is in default in payment of principal or interest or in significant risk of such default. The Trustee is not liable to any person or in any way for any loss or damage which may result from any such suspension or postponement.
    Computation of Redemption Price. The Redemption Price
for Units of each Series of the Trust is computed by the Evaluator as of the evaluation time stated under "Essential Information" in Part Two next occurring after the tendering of a Unit for redemption and on any other business day desired by it, by:
     A.  adding  (1) the cash  on  hand in  such  Series of  the

    Trust other than cash depositor in the Trust Funds to purchase Municipal Bonds not applied to the purchase of such Bonds; (2) the aggregate value of the Municipal Bonds held in such Series of the Trust, as determined by the Evaluator on the basis of bid prices therefor; and (3) interest accrued and unpaid on the Municipal Bonds in that Series of the Trust as of the date of computation; and
      B.   deducting  therefrom   (1) amounts  representing   any


    applicable taxes or governmental charges payable out of that Series of the Trust and for which no deductions have been previously made for the purpose of additions to the Reserve Account described under "Expenses of the Trust"; (2) amounts representing estimated accrued expenses of that Series of the Trust including, but not limited to, fees and expenses of the Trustee (including legal and auditing fees and insurance costs), the Evaluator, the Sponsor and bond
    counsel,  if  any;  (3) cash   held  for  distribution  to
    Unitholders of record as of the business day prior to the evaluation being made; and (4) other liabilities incurred by such Series of the Trust; and
     C.  finally,  dividing  the  results  of  such  computation by the number of Units of such Series of the Trust outstanding as of the date thereof.
UNITHOLDERS
    Ownership of Units. Ownership of Units of a Trust will not be evidenced by certificates unless a Unitholder, the Unitholder's registered broker/dealer or the clearing agent makes a written request to the Trustee. Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by a certificate, by presenting and surrendering such certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer which should be sent registered or certified mail for the protection of the Unitholder. Unitholders must sign such written request, and such certificate or transfer instrument, exactly as their names appear on the records of the Trustee and on any certificate representing the Units to be transferred. Such signatures must be guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or such other signature guarantee program in addition to, or in substitution for, STAMP, as may be accepted by the Trustee.
    Units may be purchased and certificates, if requested, will be issued in denominations of one Unit or any multiple thereof subject to any minimum investment requirement established by the Sponsor from time to time. Any Certificate issued will be numbered serially for identification, issued in fully registered form and will be transferable only on the books of the Trustee. The Trustee may require a Unitholder to pay a reasonable fee, to be determined in the sole discretion of the Trustee, for each certificate re-issued or transferred, and to pay any governmental charge that may be imposed in connection with each such transfer or interchange. The Trustee at the present time does not intend to charge for the normal transfer or interchange of certificates.

Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity (generally amounting to 3% of the market value of the Units), affidavit of loss, evidence of ownership and payment of expenses incurred.
    DISTRIBUTIONS TO UNITHOLDERS.
    Interest Distributions. Interest received by a Series of the Trust, including any portion of the proceeds from a disposition of Municipal Bonds which represents accrued interest,

is credited by the Trustee to the Interest Account for such Series. All other receipts are credited by the Trustee to a separate Principal Account for such Series. During each year the distributions to the Unitholders of each Series of the Trust as of each Record Date (see "Essential Information" in Part Two) will be made on the following Distribution Date or shortly thereafter and shall consist of an amount substantially equal to
one-twelfth,  one-fourth   or   one-half   (depending   on  the

distribution option selected except in Series of Kemper Defined Funds in which case only monthly distributions are available) of such Unitholders' pro rata share of the estimated net annual interest income to the Interest Account for such Series of the Trust. However, the interest to which Unitholders of a Series of the Trust are entitled will at most times exceed the amount available for distribution, there will almost always remain an item of accrued interest that is added to the daily value of the Units of such Series. If Unitholders of a Series sell or redeem all or a portion of their Units they will be paid their proportionate share of the accrued interest of such Series to, but not including, the fifth business day after the date of sale or to the date of tender in the case of a redemption.
    Persons who purchase Units between a Record Date and a Distribution Date will receive their first distribution on the Second Distribution Date following the purchase of their Units. Since interest on Municipal Bonds in each Series of the Trust is payable at varying intervals, usually in semiannual installments, and distributions of income are made to Unitholders of a Series of the Trust at what may be different intervals from receipt of interest, the interest accruing to such Series of the Trust may not be equal to the amount of money received and available for distribution from the Interest Account of such Series.

Therefore, on each Distribution Date the amount of interest actually on deposit in the Interest Account and available for distribution may be slightly more or less than the interest distribution made. In order to eliminate fluctuations in interest distributions resulting from such variances, the Trustee is authorized by the Agreement to advance such amounts as may be necessary to provide interest distributions of approximately equal amounts. The Trustee will be reimbursed, without interest, for any such advances from funds available in the Interest Account of such Series.
    Unitholders  purchasing   Units  will   initially  receive
distributions in accordance with the election of the prior owner.

Unitholders desiring  to change  their distribution  option, if applicable, may do so by sending written notice to the Trustee,
together  with   their   certificate  (if   one   was  issued).

Certificates should only be sent by registered or certified mail to minimize the possibility of loss. If written notice and any certificate are received by the Trustee not later than January 1 of a year, the change will become effective on January 2 for distributions commencing with February 15 of that year. If notice is not received by the Trustee, the Unitholder will be deemed to have elected to continue with the same option for the subsequent twelve months.
    Principal Distributions. The Trustee will distribute on each semi-annual Distribution Date (or in the case of Kemper Defined Funds, on each Distribution Date) or shortly thereafter, to each Unitholder of Record of the Trust on the preceding Record

Date, an amount substantially equal to such Unitholder's pro rata share of the cash balance, if any, in the Principal Account of such Trust computed as of the close of business on the preceding Record Date. However, no distribution will be required if the balance in the Principal Account is less than $1.00 per Unit (or $.001 per Unit for certain Series). Except for Series of Kemper Tax-Exempt Insured Income Trust, if such balance is between $5.00 and $10.00 per Unit, distributions will be made on each quarterly

Distribution Date and if such balance exceeds $10.00 per Unit, such amounts will be distributed on the next monthly Distribution

Date.
    Statement to Unitholders. With each distribution, the Trustee will furnish or cause to be furnished each Unitholder a statement of the amount of interest and the amount of other receipts, if any, which are being distributed, expressed in each case as a dollar amount per Unit.
    The accounts of each Series of the Trust are required to be audited annually, at the Series' expense, by independent auditors designated by the Sponsor, unless the Trustee determines that such an audit would not be in the best interest of the Unitholders of such Series of the Trust. The accountants' report will be furnished by the Trustee to any Unitholder of such Series of the Trust upon written request.
    Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person who at any time during the calendar year was a Unitholder of a Series of the Trust a statement covering the calendar year, setting forth:
           A. As to the Interest Account:
           1.   The   amount   of   interest   received  on   the


         Municipal Bonds in such Series and the percentage of such amount by states and territories in which the issuers of such Municipal Bonds are located;
          2.  The  amount  paid  from  the  Interest Account  of

         such Series representing accrued interest of any Units
         redeemed;
           3.  The  deductions  from  the  Interest  Account   of


         such Series for applicable taxes, if any, fees and expenses (including insurance costs and auditing fees) of the Trustee, the Evaluator, the Sponsor and bond counsel, if any;
           4.  Any   amounts  credited  by   the  Trustee  to   a


         Reserve Account for such Series described under "Expenses of the Trust"; and
          5.  The  net  amount  remaining  after  such  payments

         and deductions, expressed both as a total dollar amount
         and a dollar amount per  Unit outstanding on the last
         business day of such calendar year.
           B. As to the Principal Account:
           1.  The   dates  of   the  maturity,  liquidation   or


         redemption of any of the Municipal Bonds in such Series and the net proceeds received therefrom excluding any portion credited to the Interest Account;
          2.  The  amount paid  from  the  Principal Account  of

         such Series representing the principal of any Units redeemed;
          3.  The  deductions  from  the  Principal  Account  of

         such Series for payment of applicable taxes, if any, fees and expenses (including insurance costs and auditing expenses) of the Trustee, the Evaluator, the Sponsor and of bond counsel, if any;
           4.  Any   amounts  credited  by   the  Trustee  to   a


         Reserve  Account  for  such  Series  described  under
         "Expenses of the Trust"; and
           5.  The  net  amount  remaining  after   distributions


         of principal and deductions, expressed both as a dollar amount and as a dollar amount per Unit outstanding on the last business day of such calendar year.
           C. The following information:
          1.  A  list  of the  Municipal  Bonds  in such  Series

         as of the last business day of such calendar year;
            2.   The    number   of    Units   of   such
Series
         outstanding on the last business day of such calendar year;
          3.  The  Redemption  Price  of  such  Series based  on

         the last Trust  Evaluation made  during such calendar
         year; and
           4.  The  amount   actually  distributed  during   such


         calendar year from the Interest and Principal Accounts of such Series separately stated, expressed both as total dollar amounts and as dollar amounts per Unit of such Series outstanding on the Record Date for each such distribution.
    Rights of Unitholders. A Unitholder may at any time tender Units to the Trustee for redemption. No Unitholder of a Series shall have the right to control the operation and management of such Series or of the Trust in any manner, except to vote with respect to amendment of the Trust Agreements or termination of such Series of the Trust. The death or incapacity of any Unitholder will not operate to terminate the Series or the

Trust nor entitle legal representatives or heirs to claim an accounting or to bring any action or proceeding in any court for partition or winding up of such Series or the Trust.
INVESTMENT SUPERVISION
    The Sponsor may not alter the portfolio of the Trust by the purchase, sale or substitution of Municipal Bonds, except in the special circumstances noted below. Thus, with the exception of the redemption or maturity of Municipal Bonds in accordance with their terms, and/or the sale of Municipal Bonds to meet redemption requests, the assets of the Trust will remain unchanged under normal circumstances.
    The Sponsor may direct the Trustee to dispose of Municipal Bonds the value of which has been affected by certain adverse events, including institution of certain legal proceedings, a decline in their price or the occurrence of other market factors, including advance refunding, so that in the opinion of the Sponsor the retention of such Municipal Bonds in a Series of the Trust would be detrimental to the interest of the Unitholders of such Series. The proceeds from any such sales, exclusive of any portion which represents accrued interest, will be credited to the Principal Account for distribution to the Unitholders.
    The portfolio insurance obtained by the Trust from AMBAC Indemnity for Series A through A-24 of the Kemper Tax-Exempt Insured Income Trust is applicable only while the Municipal Bonds remain in the portfolio of a Series of the Trust. Consequently, the price received by such Series of the Trust upon the disposition of any such Municipal Bond will reflect a value placed upon it by the market as an uninsured obligation rather than a value resulting from the insurance. Due to this fact, the Sponsor will not direct the Trustee to dispose of Municipal Bonds in Series A through A-24 of the Kemper Tax-Exempt Insured Income
Trust which are in default or imminent danger of default but to retain such Municipal Bonds in the portfolio so that if a default in the payment of interest or principal occurs, the Trust may realize the benefits of the insurance.
    Pursuant to an irrevocable commitment of Financial Guaranty, the Trustee, at the time of the sale of a Municipal Bond covered under the Trust's insurance policy with respect to Series A-25 and subsequent Series of the Kemper Tax-Exempt Insured Income Trust, has the right to obtain permanent insurance with respect to such Municipal Bond (i.e., insurance to maturity of the Municipal Bond regardless of the identity of the holder thereof) (the "Permanent Insurance") upon the payment of a single predetermined insurance premium from the proceeds of the sale of such Municipal Bond. Accordingly, every Municipal Bond in such Series of the Trust is eligible to be sold on an insured basis. It is expected that the Trustee will exercise the right to obtain

Permanent Insurance for Municipal Bonds in Series A-25 and subsequent Series of the Kemper Tax-Exempt Insured Income Trust only if upon such exercise a Series of the Trust would receive net proceeds (i.e., the value of such Municipal Bond if sold as an insured bond less the insurance premium attributable to the Permanent Insurance) from such sale in excess of the sale proceeds if such Municipal Bond were sold on an uninsured basis. The insurance premium with respect to each Municipal Bond in such

Series is determined based upon the insurability of each Municipal Bond as of the initial Date of Deposit and will not be increased or decreased for any change in the creditworthiness of such Municipal Bond's issuer.
    The Trustee is permitted to utilize the option to obtain Permanent Insurance available on Series A-25 and subsequent Series of the Kemper Tax-Exempt Insured Income Trust only in circumstances where the value added to the Municipal Bonds exceeds the costs of acquiring such Permanent Insurance. Unless such Permanent Insurance may be obtained at an acceptable price, the Sponsor will not direct the Trustee to dispose of Municipal Bonds which are in default or imminent danger of default but to retain such Municipal Bonds in the portfolio so that the Trust may realize the benefits of the insurance on the portfolio.
    The Sponsor is required to instruct the Trustee to reject any offer made by an issuer of Municipal Bonds to issue new obligations in exchange or substitution for any of such Municipal

Bonds pursuant to a refunding financing plan except that the Sponsor may instruct the Trustee to accept or reject such an offer or to take any other action with respect thereto as the Sponsor may deem proper if (1) the issuer is in default with respect to such Bonds or (2) in the written opinion of the Sponsor the issuer will probably default with respect to such Bonds in the reasonably foreseeable future. Any obligation so received in exchange or substitution will be held by the Trustee subject to the terms and conditions of the Trust Agreement to the same extent as Bonds originally deposited thereunder. Within five days after the deposit of obligations in exchange or substitution for underlying Bonds, the Trustee is required to give notice thereof to each Unitholder, identifying the Bonds eliminated and the Bonds substituted therefor.
    The Trustee may sell Municipal Bonds designated by the Sponsor from a Series of the Trust for the purpose of redeeming Units of such Series tendered for redemption and the payment of expenses. See "Redemption."
ADMINISTRATION OF THE TRUST
   The  Trustee.   The   Trustee,   Investors  Fiduciary
Company, is a trust company specializing in investment related services, organized and existing under the laws of Missouri, having its trust office at 127 West 10th Street, Kansas City, Missouri 64105. The Trustee is subject to supervision and examination by the Division of Finance of the State of Missouri and the Federal Deposit Insurance Corporation. Investors

Fiduciary  Trust  Company  is  owned  by  State  Street  Boston

Corporation.
    The Trustee, whose duties are ministerial in nature, has not participated in selecting the portfolio of any Series of the Trust. For information relating to the responsibilities of the Trustee under the Agreement, reference is made to the material set forth under "Unitholders."
    In accordance with the Trust Agreements, the Trustee shall keep records of all transactions at its office. Such records shall include the name and address of, and the number of Units held by, every Unitholder of each Series. The books and records with respect to a Series of the Trust shall be open to inspection by any Unitholder of such Series at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or Federal statute, rule or regulation. The Trustee shall keep a certified copy or duplicate original of the Trust Agreements on file in its office available for inspection at all reasonable times during usual business hours by any Unitholder, together with a current list of the Municipal Bonds held in each Series of the Trust. Pursuant to the Trust Agreements, the Trustee may employ one or more agents for the purpose of custody and safeguarding of Municipal Bonds comprising the portfolios.
    Under the Trust Agreements, the Trustee or any successor trustee may resign and be discharged of its duties created by the

Trust Agreements by executing an instrument in writing and filing the same with the Sponsor.
    The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than sixty days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within thirty days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may at any time remove the Trustee with or without cause and appoint a successor trustee as provided in the Trust Agreements. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by a successor trustee, all the rights, powers, duties and obligations of the original Trustee shall vest in the successor. The Trustee shall be a corporation organized under the laws of the United States or any state thereof, which is authorized under such laws to exercise trust powers. The Trustee shall have at all times an aggregate capital, surplus and undivided profits of not less than

$5,000,000.
    The Evaluator. EVEREN Unit Investment Trusts, a service of EVEREN Securities, Inc., the Sponsor, also serves as Evaluator. The Evaluator may resign or be removed by the Trustee, in which event the Trustee is to use its best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon acceptance of appointment by the successor evaluator. If, upon resignation of the Evaluator, no successor has accepted appointment within thirty days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor. Notice of such resignation or removal and appointment shall be mailed by the Trustee to each Unitholder. At the present time,
pursuant  to  a  contract  with   the  Evaluator,  Muller  Data

Corporation, a  non-affiliated  firm regularly  engaged  in the
business  of  evaluating,  quoting   or  appraising  comparable

securities, provides portfolio evaluations of the Municipal Bonds in the Trust which are then reviewed by the Evaluator. In the event the Sponsor is unable to obtain current evaluations from Muller Data Corporation, it may make its own evaluations or it may utilize the services of any other non-affiliated evaluator or evaluators it deems appropriate.
   Amendment and Termination. The Trust Agreements may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders: (1) to cure any ambiguity or to correct or supplement any provision which may be defective or inconsistent;
(2) to change any provision thereof as may be required by the Securities and Exchange Commission or any successor governmental agency; or (3) to make such provisions as shall not adversely affect the interests of the Unitholders. The Trust Agreements may also be amended in any respect by the Sponsor and the Trustee, or any of the provisions thereof may be waived, with the consent of the holders of Units representing 66-2/3% of the Units then outstanding, provided that no such amendment or waiver will reduce the interest in a Series of the Trust of any Unitholder without the consent of such Unitholder or reduce the percentage of Units required to consent to any such amendment or waiver without the consent of all Unitholders. In no event shall the Trust Agreements be amended to increase the number of Units issuable thereunder or to permit, except in accordance with the provisions of the Trust Agreements, the acquisition of any Municipal Bonds in addition to or in substitution for those in the Trust. The Trustee shall promptly notify Unitholders of the substance of any such amendment.
    The Trust Agreements  provide that  a Series  of the Trust
shall  terminate  upon   the  maturity,   redemption  or  other

disposition, of the last of the Municipal Bonds held in such Series. If the value of a Series of the Trust shall be less than the applicable minimum Trust value stated under "Essential Information" in Part Two the Trustee may, in its discretion, and shall, when so directed by the Sponsor, terminate such Series of the Trust. A Series of the Trust may be terminated at any time by the holders of Units representing 66-2/3% of the Units of such

Series then outstanding. In the event of termination, written notice thereof will be sent by the Trustee to all Unitholders of such Series. Within a reasonable period after termination, the Trustee will sell any Municipal Bonds remaining in such Series of the Trust and, after paying all expenses and charges incurred by such Series of the Trust, will distribute to Unitholders of such Series (upon surrender for cancellation of certificates for Units, if issued) their pro rata share of the balances remaining in the Interest and Principal Accounts of such Series.
    Notwithstanding the foregoing, in connection with final distributions to Unitholders, it should be noted that because the portfolio insurance obtained by Series A through A-24 of the Kemper Tax-Exempt Insured Income Trust is applicable only while Bonds so insured are held by such Series of the Trust, the price to be received by such Series of the Trust upon the disposition of any such Bond which is in default by reason of nonpayment of principal or interest, will not reflect any value based on such insurance. Therefore, in connection with any liquidation of such Series it shall not be necessary for the Trustee to, and the Trustee does not currently intend to, dispose of any Bond or Bonds if retention of such Bond or Bonds, until due, shall be deemed to be in the best interest of Unitholders, including, but not limited to situations in which a Bond or Bonds so insured are in default and situations  in which a Bond  or Bonds so insured have a deteriorated  market price resulting  from a significant
risk  of  default.  All   proceeds  received,  less  applicable

expenses, from insurance on defaulted Bonds not disposed of at the date of termination will ultimately be distributed to Unitholders of record as of such date of termination as soon as practicable after the date such defaulted Bond or Bonds become due and applicable insurance proceeds have been received by the Trustee.
    Limitations on Liability.
    The Sponsor;. The Sponsor is liable for the performance of its obligations arising from its responsibilities under the Trust Agreements, but will be under no liability to the Unitholders for taking any action or refraining from any action in good faith pursuant to the Trust Agreements or for errors in judgment, except in cases of its own gross negligence, bad faith or willful misconduct. The Sponsor shall not be liable or responsible in any way for depreciation or loss incurred by reason of the sale of any Municipal Bonds.
    The Trustee.  The Trust  Agreements provide  that the
Trustee shall be under no liability for any action taken in good faith in reliance upon prima facie properly executed documents or for the disposition of monies, Municipal Bonds, or certificates except by  reason of  its own  gross  negligence, bad  faith or
willful  misconduct,  nor  shall  the   Trustee  be  liable  or

responsible in any way for depreciation or loss incurred by reason of the sale by the Trustee of any Municipal Bonds. In the event that the Sponsor shall fail to act, the Trustee may act and shall not be liable for any such action taken by it in good faith. The Trustee shall not be personally liable for any taxes or other governmental charges imposed upon or in respect of the Municipal Bonds or upon the interest thereon. In addition, the Trust Agreements contain other customary provisions limiting the liability of the Trustee.
    The Evaluator. The Trustee and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. The Trust Agreements provide that the determinations made by the Evaluator shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee or Unitholders for errors in judgment, but shall be liable only for its gross negligence, lack of good faith or willful misconduct.
EXPENSES OF THE TRUST
    The Sponsor will charge each Series a surveillance fee for services performed for such Series in an amount not to exceed that amount set forth in "Essential Information" in Part Two but in no event will such compensation, when combined with all compensation received from other unit investment trusts for which the  Sponsor  both  acts  as  sponsor  and  provides  portfolio surveillance, exceed the aggregate cost to the Sponsor for providing such services. Such fee shall be based on the total number of Units of each Series outstanding as of the January Record Date for any annual period. The Sponsor paid all the expenses of creating and establishing the Trust, including the cost of the initial preparation, printing and execution of the Prospectus, Agreement and the certificates, legal and accounting expenses, advertising and selling expenses, payment of closing fees, expenses of the Trustee, initial evaluation fees and other out-of-pocket expenses.
    The Trustee receives for its services a fee calculated on the basis of the annual rate set forth under "Essential Information" in Part Two, based on the largest aggregate principal amount of Municipal Bonds in such Series at any time
during  the  monthly,  quarterly   or  semi-annual  period,  as

appropriate. Funds that are available for future distributions, redemptions and payment of expenses are held in accounts which are non-interest bearing to Unitholders and are available for use by the Trustee pursuant to normal banking procedures; however, the Trustee is also authorized by the Trust Agreements to make from time to time certain non-interest bearing advances to the Trust Funds. The Trustee also receives indirect benefits to the extent that it holds funds on deposit in the various non-interest bearing accounts created pursuant to the Agreement; however, the Trustee is also authorized by the Agreement to make from time to time certain non-interest bearing advances to the Trust. See "Unitholders_Distributions to Unitholders."
    For evaluation of Municipal Bonds in a Series of the Trust, the Evaluator receives a fee, payable monthly, calculated on the
basis  of  an  annual  rate   as  set  forth  under  "Essential

Information" in Part Two, based upon the largest aggregate principal amount of Municipal Bonds in such Series of the Trust at any time during such monthly period.
    The Trustee's and Evaluator's fees are payable monthly on or before each Distribution Date by deductions from the Interest Account of each Series to the extent funds are available and then from the Principal Account of such Series. Such fees may be increased without approval of Unitholders by amounts not exceeding a proportionate increase in the Consumer Price Index entitled "All Services Less Rent of Shelter," published by the United States Department of Labor, or any equivalent index substituted therefor.
    The following additional charges are or may be incurred by a Series of the Trust: (a) fees for the Trustee's extraordinary services; (b) expenses of the Trustee (including legal and auditing expenses and insurance costs, but not including any fees and expenses charged by any agent for custody and safeguarding of

Municipal Bonds) and of bond counsel, if any; (c) various governmental charges; (d) expenses and costs of any action taken by the Trustee to protect the Trust or such Series, or the rights and interests of the Unitholders; (e) indemnification of the Trustee for any loss, liability or expense incurred by it in the administration of such Series of the Trust without gross negligence, bad faith or willful misconduct on its part;
(f) indemnification of the Sponsor for any loss, liability or expense incurred in acting in that capacity without gross negligence, bad faith or willful misconduct; and (g) expenditures incurred in contacting Unitholders upon termination of the Series. The fees and expenses set forth herein are payable out of such Series of the Trust and, when owed to the Trustee, are secured by a lien on the assets of the Series of the Trust. Fees or charges relating to the Trust shall be allocated to each Trust

Fund in the same ratio as the principal amount of such Trust Fund bears to the total principal amount of all Trust Funds in the Trust. Fees or charges relating solely to a particular Trust Fund shall be charged only to such Trust Fund.
    Fees and expenses of a Series of the Trust shall be deducted from the Interest Account of such Series, or, to the extent funds are not available in such Account, from the Principal Account of such Series. The Trustee may withdraw from the Principal Account or the Interest Account of such Series such amounts, if any, as it deems necessary to establish a reserve for any taxes or other governmental charges or other extraordinary expenses payable out of that Series of the Trust. Amounts so withdrawn shall be credited to a separate account maintained for such Series known as the Reserve Account and shall not be considered a part of such

Series when determining the value of the Units of such Series until such time as the Trustee shall return all or any part of such amounts to the appropriate account.

    If at any time the Sponsor shall fail to perform any of its duties under the Agreement or shall become incapable of acting or shall be adjudged a bankrupt or insolvent or its affairs are taken over by public authorities, then the Trustee may (a) appoint a successor sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding such reasonable amounts as may be prescribed by the Securities and Exchange Commission, or (b) terminate the Agreement and liquidate the  Trust  or  any  Series  thereof  as  provided  therein  or

(c) continue to act as Trustee without terminating the Agreement. The foregoing financial information with regard to the
Sponsor relates to the Sponsor only and not to this Trust or any Series. Such information is included in this Prospectus only for the purposes of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations with respect to the Series of the Trust. More comprehensive financial information can be obtained upon request from the Sponsor.
LEGAL OPINIONS
    The legality of the Units offered hereby and certain matters relating to Federal tax law were originally passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603, as counsel for the Sponsor.
INDEPENDENT AUDITORS
    The statement of net assets, including the schedule of investments, appearing in Part Two of this Prospectus and Registration Statement, with information pertaining to the specific Series of the Trust to which such statement relates, has been audited by Ernst & Young LLP, independent auditors, as set forth in their report appearing in Part Two and is included in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.
DESCRIPTION OF MUNICIPAL BOND RATINGS*
    Standard & Poor's Ratings Group _ A brief description of the applicable Standard & Poor's Ratings Group ("Standard & Poor's") rating symbols and their meanings follows:
    A Standard & Poor's corporate or municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees.
    The bond rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.
    The ratings are based on current information furnished by the issuer and obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial  information. The  ratings may  be changed,
suspended,  or  withdrawn  as  a   result  of  changes  in,  or

unavailability of, such information, or for other circumstances.
    The ratings are based, in varying degrees, on the following considerations:
      I.  Likelihood  of  default  _  capacity  and   willingness


    of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;
           II.    Nature of and provisions of the obligation;
    and
      III.  Protection   afforded  by,   and  relative   position


    of,  the   obligation   in   the   event   of  bankruptcy,
    reorganization or other arrangement, under the laws of bankruptcy and other laws affecting creditors' rights.
    AAA _ Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
    AA _ Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.
    A _ Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.
    BBB _ Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.
    Plus (+) or Minus (-): The ratings from "AA" to "A" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
    Provisional Ratings: The letter "p" indicates the rating is
provisional.  A  provisional  rating   assumes  the  successful

completion of the project being financed by the bonds being rated and indicates  that  payment of  debt  service  requirements is largely or entirely  dependent upon  the successful  and timely
completion  of  the   project.  This   rating,  however,  while

addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.
    Moody's Investors Service, Inc. _ A brief description of the applicable Moody's Investors Service, Inc. rating symbols and their meanings follow:
    Aaa _ Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Their safety is so absolute that with the occasional
exception  of   oversupply   in  a   few   specific  instances,

characteristically, their market value is affected solely by money market fluctuations.
    Aa _ Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities. Their market value is virtually immune to all but money market influences, with the occasional exception of oversupply in a few specific instances.
    A _ Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. The market value of A-rated bonds may be influenced to some degree by economic performance during a sustained period of depressed business conditions, but, during periods of normalcy, A-rated bonds frequently move in parallel with Aaa and Aa obligations, with the occasional exception of oversupply in a few specific instances.
    A1 _ Bonds which are rated A1 offer the maximum in security within their quality group, can be bought for possible upgrading in quality, and additionally, afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the market place.
    Baa _ Bonds which are rated Baa are considered as lower medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well. The market value of Baa-rated bonds is more sensitive to changes in economic circumstances and, aside from occasional speculative factors applying to some bonds of this class, Baa market valuations move in parallel with Aaa, Aa and A obligations during periods of economic normalcy, except in instances of oversupply.
    Conditional Ratings: Bonds rated "Con(-)" are ones for which the security depends upon the completion of some act or the fulfillment of  some  condition.  These  are  bonds  secured by
(a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.
    Note: Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in certain areas of its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7











                                         Part Two

                                 Dated December 29, 1995







THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


NOTE: Part Two of this Prospectus May Not Be Distributed unless Accompanied by Part One.

                          Kemper Tax-Exempt Insured Income Trust
                                        Series A-7
                                  Essential Information
                                 As of November 15, 1995
                  Sponsor and Evaluator:  EVEREN Unit Investment Trusts
                       Trustee:  Investors Fiduciary Trust Company

General Information
Principal Amount of Municipal Bonds                               $2,835,000
Number of Units                                                       11,112
Fractional Undivided Interest in the Trust per Unit                 1/11,112
Principal Amount of Municipal Bonds per Unit                         $255.13
Public Offering Price:
  Aggregate Bid Price of Municipal Bonds in the Portfolio         $3,438,355
  Aggregate Bid Price of Municipal Bonds per Unit                    $309.43
  Cash per Unit (1)                                                     $.65
  Sales Charge 3.627% (3.5% of Public Offering Price)                 $11.25
  Public Offering Price per Unit (exclusive of accrued
    interest) (2)                                                    $321.33
Redemption Price per Unit (exclusive of accrued interest)            $310.08
Excess of Public Offering Price per Unit Over Redemption
  Price per Unit                                                      $11.25
Minimum Value of the Trust under which Trust Agreement
  may be terminated                                               $2,600,000

Date of Trust                                              December 15, 1983
Mandatory Termination Date                                 December 31, 2033

Annual Evaluation Fee: $.35 per $1,000 principal amount of Municipal Bonds. Evaluations for purpose of sale, purchase or redemption of Units are made as of the close of business of the Sponsor next following receipt of an order for a sale or purchase of Units or receipt by Investors Fiduciary Trust Company of Units tendered for redemption.

[FN]
1. This amount, if any, represents principal cash or overdraft which is an asset or liability of the Trust and is included in the Public Offering Price.

2. Units are offered at the Public Offering Price plus accrued interest to the date of settlement (three business days after purchase). On November 15, 1995, there was added to the Public Offering Price of $321.33, accrued interest to the settlement date of November 20, 1995 of $4.96, $7.07 and $13.37 for a total price of $326.29, $328.40 and $334.70 for the monthly, quarterly and semiannual distribution options, respectively.

                          Kemper Tax-Exempt Insured Income Trust
                                        Series A-7
                            Essential Information (continued)
                                 As of November 15, 1995
                 Sponsor and Evaluator:  EVEREN Unit Investment Trusts(4)
                       Trustee:  Investors Fiduciary Trust Company

Special Information Based on Various Distribution Options

                                             Monthly   Quarterly  Semiannual
                                            --------    --------    --------
Calculation of Estimated Net Annual
  Interest Income per Unit (3):
    Estimated Annual Interest Income        $25.9787    $25.9787    $25.9787
    Less:  Estimated Annual Expense,
             Excluding Insurance               .8632       .6635       .6096
           Annual Premium on Portfolio
             Insurance                         .3132       .3132       .3132
                                            --------    --------    --------
    Estimated Net Annual Interest Income    $24.8023    $25.0020    $25.0559
                                            ========    ========    ========
Calculation of Interest Distribution
  per Unit:
    Estimated Net Annual Interest Income    $24.8023    $25.0020    $25.0559
    Divided by 12, 4 and 2, respectively     $2.0669     $6.2505    $12.5280
Estimated Daily Rate of Net Interest
  Accrual per Unit                            $.0689      $.0695      $.0696
Estimated Current Return Based on Public
  Offering Price (3)                           7.72%       7.78%       7.80%
Estimated Long-Term Return (3)                 5.10%       5.16%       5.17%

Trustee's Annual Fees and Expenses (including Evaluator's Fee): $.8632, $.6635 and $.6096 ($.4351, $.3091 and $.3511 of which represent expenses) per Unit under the monthly, quarterly and semiannual distribution options, respectively.

Record and Computation Dates: First day of the month, as follows: monthly - each month; quarterly - January, April, July and October; semiannual - January and July.

Distribution Dates: Fifteenth day of the month, as follows: monthly - each month; quarterly - January, April, July and October; semiannual - January and July.

[FN]
3. The Estimated Long-Term Return and Estimated Current Return will vary. For detailed explanation, see Part One of this prospectus.

4. See Note 6 to the accompanying financial statements of the Trust regarding a change in ownership of Kemper Unit Investment Trusts and Kemper Securities, Inc.

                              Report of Independent Auditors


Unitholders
Kemper Tax-Exempt Insured Income Trust
Series A-7

We have audited the accompanying statement of assets and liabilities of Kemper Tax-Exempt Insured Income Trust Series A-7, including the schedule of investments, as of August 31, 1995, and the related statements of operations and changes in net assets for each of the three years in the period then ended. These financial statements are the responsibility of the Trust's sponsor. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 1995, by correspondence with the custodial bank. An audit also includes assessing the accounting principles used and significant estimates made by the sponsor, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Kemper Tax-Exempt Insured Income Trust Series A-7 at August 31, 1995, and the results of its operations and the changes in its net assets for the periods indicated above in conformity with generally accepted accounting principles.




                                                             Ernst & Young LLP

Kansas City, Missouri
December 14, 1995

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                           Statement of Assets and Liabilities

                                     August 31, 1995


Assets
Municipal Bonds, at value (cost $2,758,931)                         $3,498,728
Cash                                                                    46,987
Interest receivable                                                     36,168
                                                                    ----------
                                                                     3,581,883

Liabilities and net assets
Accrued liabilities                                                      3,761

Net assets, applicable to 11,208 Units outstanding:
  Cost of Trust assets, exclusive of interest         $2,758,931
  Unrealized appreciation                                739,797
  Distributable funds                                     79,394
                                                      ----------    ----------
Net assets                                                          $3,578,122
                                                                    ==========

[FN]

See accompanying notes to financial statements.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                                 Statements of Operations


                                                    Year ended August 31
                                                1995        1994        1993
                                           ---------   ---------   ---------
Investment income - interest                $301,844    $423,691    $925,130
Expenses:
  Trustee's fees and related expenses          7,328       9,020      13,974
  Evaluator's fees                             1,039       1,572       3,236
  Insurance expense                            3,611       6,219      17,485
                                           ---------   ---------   ---------
Total expenses                                11,978      16,811      34,695
                                           ---------   ---------   ---------
Net investment income                        289,866     406,880     890,435

Realized and unrealized gain (loss)
  on investments:
    Realized gain                             31,094     186,219     245,414
    Unrealized depreciation during
      the year                             (186,126)   (432,896)   (477,646)
                                           ---------   ---------   ---------
Net loss on investments                    (155,032)   (246,677)   (232,232)
                                           ---------   ---------   ---------
Net increase in net assets resulting
  from operations                           $134,834    $160,203    $658,203
                                           =========   =========   =========

[FN]

See accompanying notes to financial statements.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                           Statements of Changes in Net Assets


                                                     Year ended August 31
                                                1995         1994         1993
                                          ----------  -----------  -----------
Operations:
  Net investment income                     $289,866     $406,880     $890,435
  Realized gain on investments                31,094      186,219      245,414
  Unrealized depreciation on investments
    during the year                        (186,126)    (432,896)    (477,646)
                                          ----------  -----------  -----------
Net increase in net assets resulting
  from operations                            134,834      160,203      658,203

Distributions to Unitholders:
  Net investment income                    (328,218)    (535,500)    (910,298)
  Principal from investment
    transactions                                   -  (5,257,031)  (1,256,236)

Capital transactions:
  Redemption of Units                      (205,405)    (219,830)            -
                                          ----------  -----------  -----------
Total decrease in net assets               (398,789)  (5,852,158)  (1,508,331)

Net assets:
  At the beginning of the year             3,976,911    9,829,069   11,337,400
                                          ----------  -----------  -----------
  At the end of the year (including
    distributable funds applicable to
    Trust Units of $79,394, $112,056
    and $912,809 at August 31, 1995,
    1994 and 1993, respectively)          $3,578,122   $3,976,911   $9,829,069
                                          ==========  ===========  ===========
Trust Units outstanding at the end
  of the year                                 11,208       11,868       12,393
                                          ==========  ===========  ===========

[FN]

See accompanying notes to financial statements.

                                            Kemper Tax-Exempt Insured Income Trust

                                                          Series A-7

                                                   Schedule of Investments

                                                       August 31, 1995


                                                      Coupon    Maturity    Redemption                    Principal
Name of Issuer and Title of Bond(5)                   Rate          Date    Provisions(2)    Rating(1)    Amount(4)    Value(3)
                                                      ------- ----------    --------------   --------    ----------  ----------
+City of Farmington, New Mexico, Power Revenue        9.875%   1/01/2013    2005 @ 100       AAA         $1,440,000  $1,906,661
  Refunding Bonds (Generating Division),
  Series 1983.

+City of San Antonio, Texas, Electric and Gas         10.50    2/01/2013    1998 @ 102       AAA          1,425,000   1,592,067
  Systems Revenue Improvement Bonds, New Series
  1983-A.                                                                                                ----------  ----------
                                                                                                         $2,865,000  $3,498,728
                                                                                                         ==========  ==========

[FN]

See accompanying notes to Schedule of Investments.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                             Notes to Schedule of Investments



1. All ratings are by Standard & Poor's Corporation, unless marked with the symbol "*", in which case the rating is by Moody's Investors Service, Inc. The symbol "NR" indicates Bonds for which no rating is available.

2. There is shown under this heading the year in which each issue of Bonds is initially redeemable and the redemption price for that year or, if currently redeemable, the redemption price currently in effect; unless otherwise indicated, each issue continues to be redeemable at declining prices thereafter, but not below par value. In addition, certain Bonds in the Portfolio may be redeemed in whole or in part other than by operation of the stated redemption or sinking fund provisions under certain unusual or extraordinary circumstances specified in the instruments setting forth the terms and provisions of such Bonds. "S.F." indicates a sinking fund is established with respect to an issue of Bonds. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed Bonds have a valuation which represents a premium over the call price or par.

  To the extent that the Bonds were deposited in the Trust at a price higher than the price at which they are redeemed, this will represent a loss of capital when compared with the original Public Offering Price of the Units.
To the extent that the Bonds were acquired at a price lower than the redemption price, this may represent an increase in capital when compared with the original Public Offering Price of the Units. Distributions of net income will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed Bonds and, unless utilized to pay for Units tendered for redemption, there will be distributed to Unitholders the principal amount and any premium received on such redemption. In this event the estimated current return and estimated long-term return may be affected by such redemptions.

3. See Note 1 to the accompanying financial statements for a description of the method of determining cost and value.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                       Notes to Schedule of Investments (continued)



4. At August 31, 1995, the Portfolio of the Trust consists of 2 obligations issued by entities located in 2 states. All of the issues are payable from the income of a specific project or authority and are not supported by an issuer's power to levy taxes. All of the Bonds in the Trust are obligations of electrical systems issuers. Approximately 50% of the aggregate principal amount of Bonds in the Trust are obligations of issuers located in the state of Texas. Approximately 50% of the aggregate principal amount of Bonds in the Trust are obligations of issuers located in the state of New Mexico. Approximately 50% of the aggregate principal amount of Bonds in the Trust are subject to call by the issuers within five years after August 31, 1995.

5. Those securities preceded by (+) are secured by, and payable from, escrowed U.S. Government securities.

[FN]
See accompanying notes to financial statements.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                              Notes to Financial Statements



1.  Significant Accounting Policies

Valuation of Municipal Bonds

Municipal Bonds (Bonds) are stated at bid prices as determined by Kemper Unit Investment Trusts (A Service of Kemper Securities, Inc.), the "Evaluator" and sponsor of the Trust. The aggregate bid prices of the Bonds are determined by the Evaluator based on (a) current bid prices of the Bonds, (b) current bid prices for comparable bonds, (c) appraisal, or (d) any combination of the above. (See Note 5 - Insurance.)

Cost of Municipal Bonds

Cost of the Trust's Bonds was based on the offering prices of the Bonds on December 15, 1983 (Date of Deposit). The premium or discount (including any original issue discount) existing at December 15, 1983, is not being amortized. Realized gain (loss) from Bond transactions is reported on an identified cost basis.

2.  Unrealized Appreciation and Depreciation

Following is an analysis of net unrealized appreciation at August 31, 1995:

    Gross unrealized depreciation                                         $-
    Gross unrealized appreciation                                    739,797
                                                                    --------
    Net unrealized appreciation                                     $739,797
                                                                    ========

3.  Transactions with Affiliates

From the inception of the Trust through January 31, 1995, the Trustee, Investors Fiduciary Trust Company (IFTC), was 50% owned by Kemper Financial Services, Inc., an affiliate of Kemper Unit Investment Trusts. On that date, State Street Boston Corporation acquired IFTC. Prior to January 1, 1995, the Trustee's fee (not including the reimbursement of out-of-pocket expenses), calculated monthly, was at the annual rate of $1.35, $1.08 and $.75 under the monthly, quarterly and semiannual distribution options, respectively, per $1,000 principal amount of Bonds in the Trust, based on the largest aggregate principal amount of Bonds in the Trust at any time during such monthly, quarterly or semiannual periods. Effective January 1, 1995, such fees were revised to $1.6779, $1.3818 and $.9870 under the monthly, quarterly and semiannual distribution options, respectively. The Evaluator received a fee, payable monthly, at an annual rate of $.35 per $1,000 principal amount of Bonds, based on the largest aggregate principal amount of Bonds in the Trust at any time during such monthly period.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                        Notes to Financial Statements (continued)



4.  Federal Income Taxes

The Trust is not an association taxable as a corporation for federal income tax purposes. Each Unitholder is considered to be the owner of a pro rata portion of the Trust under Subpart E, Subchapter J of Chapter 1 of the Internal Revenue Code of 1986, as amended. Accordingly, no provision has been made for federal income taxes.

5.  Other Information

Cost to Investors

The cost to initial investors of Units of the Trust was based on the aggregate offering price of the Bonds on the date of an investor's purchase, plus a sales charge of 4.5% of the Public Offering Price (equivalent to 4.712% of the net amount invested). The Public Offering Price for secondary market transactions is based on the aggregate bid price of the Bonds plus or minus a pro rata share of cash or overdraft in the Principal Account, if any, on the date of an investor's purchase, plus a sales charge of 3.5% of the Public Offering Price (equivalent to 3.627% of the net amount invested).

Insurance

Insurance guaranteeing the payment of all principal and interest on the Bonds in the portfolio has been obtained from AMBAC Indemnity Corporation by the Trust. Insurance obtained by the Trust remains in effect only while the insured Bonds are retained in the Trust. At August 31, 1995, the valuation of Bonds does not include any amount attributable to the insurance acquired by the Trust. The insurance does not relate to the Units offered hereby or to their market value. As a result of such insurance, the Units of the Trust have received a rating of "AAA" by Standard & Poor's Corporation. No representation is made as to any insurer's ability to meet its commitments.

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                        Notes to Financial Statements (continued)



5.  Other Information (continued)

Distributions

Distributions of net investment income to Unitholders are declared and paid in accordance with the option (monthly, quarterly or semiannual) selected by the investor. Such income distributions, on a record date basis, are as follows:

                      Year ended           Year ended           Year ended
Distribution       August 31, 1995      August 31, 1994      August 31, 1993
  Plan           Per Unit      Total  Per Unit      Total  Per Unit      Total
                 --------   --------  --------   --------  --------   --------
Monthly            $27.82   $160,244    $41.49   $253,546    $72.79   $439,159
Quarterly           28.05     94,703     45.06    161,299     73.92    272,513
Semiannual          28.11     69,197     45.15    113,589     74.13    198,626
                            --------             --------             --------
                            $324,144             $528,434             $910,298
                            ========             ========             ========

In addition, the Trust redeemed Units with proceeds from the sale of Bonds as follows:

                                                        Year ended August 31
                                                            1995        1994
                                                        --------    --------
    Principal portion                                   $205,405    $219,830
    Net interest accrued                                   4,074       7,066
                                                        --------    --------
                                                        $209,479    $226,896
                                                        ========    ========
    Units                                                    660         525
                                                        ========    ========

                                            Kemper Tax-Exempt Insured Income Trust

                                                          Series A-7

                                          Notes to Financial Statements (continued)



5.  Other Information (continued)

Selected data for a Unit of the Trust outstanding throughout each year -

                                               Monthly                       Quarterly                      Semiannual
                                        Year ended August 31            Year ended August 31           Year ended August 31
                                      1995      1994       1993      1995       1994      1993       1995      1994       1993
                                   -------  --------   --------   -------   --------  --------    -------  --------   --------
Investment income - interest        $26.12    $34.89     $74.65    $26.12     $34.89    $74.65     $26.12    $34.89     $74.65
Expenses                              1.14      1.48       3.01       .94       1.25      2.68        .89      1.18       2.48
                                   -------  --------   --------   -------   --------  --------    -------  --------   --------
Net investment income                24.98     33.41      71.64     25.18      33.64     71.97      25.23     33.71      72.17

Distributions to Unitholders:
  Net investment income            (27.82)   (41.49)    (72.79)   (28.05)    (45.06)   (73.92)    (28.11)   (45.15)    (74.13)
  Principal from investment
    transactions                         -  (427.92)   (101.34)         -   (427.92)  (101.34)          -  (427.92)   (101.34)
Net loss on investments            (13.03)   (20.28)    (18.76)   (13.03)    (20.28)   (18.76)    (13.03)   (20.28)    (18.76)
                                   -------  --------   --------   -------   --------  --------    -------  --------   --------
Change in net asset value          (15.87)  (456.28)   (121.25)   (15.90)   (459.62)  (122.05)    (15.91)  (459.64)   (122.06)

Net asset value:
  Beginning of the year             333.74    790.02     911.27    336.23     795.85    917.90     336.81    796.45     918.51
                                   -------  --------   --------   -------   --------  --------    -------  --------   --------
  End of the year, including
    distributable funds            $317.87   $333.74    $790.02   $320.33    $336.23   $795.85    $320.90   $336.81    $796.45
                                   =======  ========   ========   =======   ========  ========    =======  ========   ========

                          Kemper Tax-Exempt Insured Income Trust

                                        Series A-7

                        Notes to Financial Statements (continued)



6.  Subsequent Event

Effective September 14, 1995, through an ESOP, the members of certain Kemper Corporation operating units have acquired ownership of certain Kemper Corporation operating units, which included Kemper Securities, Inc., the Trust's sponsor and evaluator. In connection with the acquisition, Kemper Securities, Inc. changed its name to EVEREN Securities, Inc., and Kemper Unit Investment Trusts is now a Service of EVEREN Securities, Inc. Subsequent to the date of acquisition, neither EVEREN Securities, Inc. nor Kemper Unit Investment Trusts is affiliated with Kemper Financial Services, Inc. or Kemper Corporation. On September 26, 1995, Kemper Unit Investment Trusts changed its name to EVEREN Unit Investment Trusts.

                             Consent of Independent Auditors



We consent to the reference to our firm under the caption "Independent Auditors" and to the use of our report dated December 14, 1995, in this Post-Effective Amendment to the Registration Statement (Form S-6) and related Prospectus of Kemper Tax-Exempt Insured Income Trust Series A-7 dated December 29, 1995.




                                                             Ernst & Young LLP

Kansas City, Missouri
December 29, 1995

Contents of Post-Effective AmendmentTo Registration Statement
This Post-Effective amendment to the Registration Statement comprises the following papers and documents:
The facing sheet
The prospectus
The signatures
The Consent of Independent Accountants

Signatures
Pursuant to the requirements of the Securities Act of 1933, The Registrant, Kemper Tax-Exempt Insured Income Trust, Series A-7, certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 28th day of December , 1995.

Kemper Tax-Exempt Insured Income Trust, Series A-7
     Registrant

By: EVEREN Unit Investment Trusts
     (a division of EVEREN Securities, Inc.)
     Depositor

By: Michael J. Thoms
     Vice President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on December 28, 1995 by the following persons, who constitute a majority of the Board of Directors of EVEREN Securities, Inc.

     Signature Title

James R. Boris Chairman and Chief Executive Officer
James R. Boris
Stephen G. McConahey     President and Chief Operating Officer
Stephen G. McConahey

Frank V. Geremia    Senior Executive Vice President
Frank V. Geremia
David M. Greene     Senior Executive Vice President
David M. Greene

Thomas R. Reedy     Senior Executive Vice President and Director
Thomas R. Reedy

Janet L. Reali Executive Vice President and Director
Janet L. Reali

Daniel D. Williams  Executive Vice President and Treasurer
Daniel D. Williams

     Michael J. Thoms
Michael J. Thoms signs this document pursuant to a Power of Attorney filed with the Securities and Exchange Commission with Amendment No. 1 to the Registration Statement on Form S-6 for Kemper Defined Funds Series 28 (Registration No. 33-56779).